UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Message to Shareholders	1
Explanation of Financial Statements	2
Holdings Summaries	4
Expense Examples	6
Report of Independent Registered Public Accounting Firm	10
Schedule of Investments	12
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	64
Notice to Shareholders	76

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund‘s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund‘s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2018.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Richard K. Riederer	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	3

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of August 31, 2018[1] (% of net assets )
U.S. Government Agency Debt	48.6%
U.S. Treasury Repurchase Agreements	42.9
U.S. Government Agency Repurchase Agreements	6.3
Investment Companies	1.8
U.S. Treasury Debt	0.6
Other Assets and Liabilities, Net[2]	(0.2)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2018[1] (% of net assets)
Certificates of Deposit	26.9%
Financial Company Commercial Paper	21.7
Other Repurchase Agreements	17.0
Non-Negotiable Time Deposits	17.0
Asset Backed Commercial Paper	11.4
Non-Financial Company Commercial Paper	3.7
Variable Rate Demand Notes	1.0
Other Instruments	0.9
U.S. Treasury Repurchase Agreements	0.5
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2018[1] (% of net assets)
Certificates of Deposit	32.0%
Financial Company Commercial Paper	20.7
Other Repurchase Agreements	19.6
Non-Negotiable Time Deposits	14.7
Asset Backed Commercial Paper	9.0
Non-Financial Company Commercial Paper	3.5
Variable Rate Demand Note	0.5
U.S. Treasury Repurchase Agreements	0.1
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2018[1,3] (% of net assets)
Variable Rate Demand Notes	87.0%
Other Municipal Securities	4.7
Non-Financial Company Commercial Paper	4.6
Other Assets and Liabilities, Net[2]	3.7
100.0%

4	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2018[1] (% of net assets)
U.S. Treasury Repurchase Agreements	64.7%
U.S. Treasury Debt	35.4
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2018[1] (% of net assets)
U.S. Treasury Debt	100.1%
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	5

Expense Examples

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.

Actual Expenses

For each class of each fund, two lines are presented in the table below - the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Government Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class A Actual[2]	$1,000.00	$1,005.30	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,006.06	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class P Actual[2]	$1,000.00	$1,008.36	$0.76
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class U Actual[2]	$1,000.00	$1,008.50	$0.61
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class V Actual[2]	$1,000.00	$1,007.59	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,008.40	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,006.82	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,008.19	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.53%, 0.61%, 0.84%, 0.85%, 0.76%, 0.84%, 0.68%, and 0.82% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class T Actual[4]	$1,000.00	$1,008.47	$2.02
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,008.98	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[4]	$1,000.00	$1,009.80	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[4]	$1,000.00	$1,008.12	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,009.69	$0.71
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.14%, 0.45%, and 0.14% for Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.85%, 0.90%, 0.98%, 0.81%, and 0.97% for Class T, Class V, Class X, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	7

Expense Examples

Retail Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class A Actual[2]	$1,000.00	$1,006.72	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class T Actual[2]	$1,000.00	$1,008.49	$2.03
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[2]	$1,000.00	$1,009.00	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,009.81	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,008.24	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,009.51	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.67%, 0.85%, 0.90%, 0.98%, 0.82%, and 0.95% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class A Actual[4]	$1,000.00	$1,003.16	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class V Actual[4]	$1,000.00	$1,005.44	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,004.68	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,005.94	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.32%, 0.54%, 0.47%, and 0.59% for Class A, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Treasury Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class A Actual[2]	$1,000.00	$1,005.30	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,006.06	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class G Actual[2]	$1,000.00	$1,004.34	$4.75
Class G Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79
Class P Actual[2]	$1,000.00	$1,008.36	$0.71
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class V Actual[2]	$1,000.00	$1,007.58	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,008.39	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,006.82	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,008.19	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.94%, 0.14%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class G, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.53%, 0.61%, 0.43%, 0.84%, 0.76%, 0.84%, 0.68%, and 0.82% for Class A, Class D, Class G, Class P, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2018
	Value (3/1/2018)	Value (8/31/2018)	to 8/31/2018)
Class A Actual[4]	$1,000.00	$1,005.23	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[4]	$1,000.00	$1,005.98	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class V Actual[4]	$1,000.00	$1,007.51	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,006.74	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,008.01	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2018 of 0.52%, 0.60%, 0.75%, 0.67%, and 0.80% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (referred to as the “Company”) (comprising the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (collectively referred to as the “Funds”), including the schedule of investments, as of August 31, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Company at August 31, 2018, the results of their operations, changes in net assets and financial highlights for the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising First American Funds, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights
Government Obligations Fund	For one year in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the five years in the period ended August 31, 2018.
Institutional Prime Obligations Fund	For one year in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the five years in the period ended August 31, 2018.
Retail Prime Obligations Fund	For one year in the period ended August 31, 2018	For the year ended August 31, 2018 and the period from July 18, 2016 (commencement of operations) through August 31, 2017.	For each of the two years in the period ended August 31, 2018, and the period from July 18, 2016 (commencement of operations) through August 31, 2017.
Retail Tax Free Obligations Fund	For one year in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the five years in the period ended August 31, 2018.
Treasury Obligations Fund	For one year in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the five years in the period ended August 31, 2018.
U.S. Treasury Money Market Fund	For one year in the period ended August 31, 2018	For each of the two years in the period ended August 31, 2018	For each of the five years in the period ended August 31, 2018.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

10	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the First American Funds, Inc. since 1999.

Minneapolis, MN

October 23, 2018

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	11

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 48.6%
Federal Farm Credit Bank
1.770%, 09/04/2018 €	$100,000	$99,985
1.679%, 09/05/2018 €	100,000	99,982
1.750%, 09/21/2018 €	25,000	24,976
1.642%, 09/27/2018 €	40,000	39,953
1.708%, 10/09/2018 €	100,000	99,822
2.015%, 10/16/2018 €	22,000	21,945
1.724%, 10/22/2018 €	40,000	39,904
1.010%, 10/26/2018	70,000	69,943
1.725%, 10/29/2018 €	50,000	49,863
1.896%, 11/06/2018 €	100,000	99,657
2.089%, 12/11/2018 €	40,000	39,768
2.022% (1 Month
LIBOR USD – 0.055%),
12/20/2018 r	75,000	74,999
2.077%, 01/14/2019 €	50,000	49,618
2.016% (1 Month
LIBOR USD – 0.050%),
01/23/2019 r	160,000	159,997
2.206%, 01/23/2019 €	50,000	49,566
2.240% (1 Month
LIBOR USD + 0.175%),
02/25/2019 r	34,280	34,323
2.022% (1 Month
LIBOR USD – 0.060%),
04/03/2019 r	26,535	26,546
1.970% (U.S. Federal
Funds Effective Rate +
0.050%), 04/12/2019 r	100,000	100,000
1.920% (U.S. Federal
Funds Effective Rate +
0.000%), 04/15/2019 r	50,000	49,997
1.950% (U.S. Federal
Funds Effective Rate +
0.030%), 04/25/2019 r	75,000	75,000
1.940% (U.S. Federal
Funds Effective Rate +
0.020%), 05/08/2019 r	100,000	100,000
1.981% (1 Month
LIBOR USD – 0.085%),
05/24/2019 r	100,000	99,996
1.940% (U.S. Federal
Funds Effective Rate +
0.020%), 06/06/2019 r	50,000	49,996
1.932% (1 Month
LIBOR USD – 0.135%),
06/13/2019 r	75,000	74,933
2.041% (1 Month
LIBOR USD – 0.025%),
06/24/2019 r	35,000	35,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.995% (1 Month
LIBOR USD – 0.070%),
06/25/2019 r	$75,000	$74,998
1.930% (U.S. Federal
Funds Effective Rate +
0.010%), 06/26/2019 r	100,000	100,000
1.992% (1 Month
LIBOR USD – 0.090%),
07/03/2019 r	100,000	99,992
1.925% (U.S. Federal
Funds Effective Rate +
0.005%), 07/12/2019 r	100,000	99,996
1.977% (1 Month
LIBOR USD – 0.090%),
07/12/2019 r	109,880	109,861
2.267% (1 Month
LIBOR USD + 0.190%),
08/19/2019 r	75,000	75,181
2.002% (1 Month
LIBOR USD – 0.065%),
09/12/2019 r	50,000	49,997
2.171% (3 Month
LIBOR USD – 0.160%),
10/10/2019 r	115,000	114,997
1.910% (U.S. Federal
Funds Effective Rate -
0.010%), 10/18/2019 r	50,000	49,997
2.358% (3 Month
LIBOR USD + 0.020%),
11/12/2019 r	75,000	75,167
2.017% (1 Month
LIBOR USD – 0.060%),
11/19/2019 r	225,000	224,976
2.115% (1 Month
LIBOR USD + 0.050%),
01/27/2020 r	50,000	50,075
1.995% (1 Month
LIBOR USD – 0.085%),
02/06/2020 r	25,750	25,730
2.113% (1 Month
LIBOR USD + 0.050%),
02/10/2020 r	15,910	15,937
2.131% (3 Month
U.S. Treasury Money
Market Yield + 0.040%),
02/12/2020 r	50,000	49,993
2.141% (3 Month
U.S. Treasury Money
Market Yield + 0.050%),
02/19/2020 r	25,000	25,000
1.997% (1 Month
LIBOR USD – 0.080%),
03/19/2020 r	44,000	44,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.021% (1 Month
LIBOR USD – 0.045%),
03/23/2020 r	$50,000	$49,994
1.985% (1 Month
LIBOR USD – 0.080%),
03/27/2020 r	25,000	25,000
2.156% (3 Month
U.S. Treasury Money
Market Yield + 0.065%),
05/15/2020 r	50,000	50,008
2.090% (3 Month
LIBOR USD – 0.220%),
05/22/2020 r	50,000	49,965
2.023% (1 Month
LIBOR USD – 0.050%),
05/29/2020 r	50,000	50,000
2.002% (1 Month
LIBOR USD – 0.080%),
06/01/2020 r	222,550	222,511
2.060% (U.S. Federal
Funds Effective Rate +
0.140%), 07/13/2020 r	100,000	100,000
2.050% (U.S. Federal
Funds Effective Rate +
0.130%), 08/17/2020 r	50,000	50,000
2.136% (3 Month
U.S. Treasury Money
Market Yield + 0.045%),
08/17/2020 r	27,000	26,995
2.040% (U.S. Federal
Funds Effective Rate +
0.125%), 09/04/2020 r ê	50,000	50,000
Federal Home Loan Bank
1.830%, 09/04/2018 €	9,400	9,399
1.901%, 09/07/2018 €	60,100	60,081
1.954% (1 Month
LIBOR USD – 0.125%),
09/07/2018 r	100,000	100,000
1.928%, 09/12/2018 €	25,000	24,985
1.931%, 09/14/2018 €	510,495	510,140
1.905% (1 Month
LIBOR USD – 0.155%),
09/17/2018 r	100,000	100,000
1.935%, 09/17/2018 €	150,000	149,872
1.927%, 09/19/2018 €	400,000	399,615
1.997% (1 Month
LIBOR USD – 0.080%),
09/19/2018 r	100,000	100,000
1.973%, 09/20/2018 €	75,000	74,922
1.963%, 09/21/2018 €	105,000	104,886
1.989% (1 Month
LIBOR USD – 0.080%),
09/21/2018 r	75,000	75,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.950%, 09/24/2018 €	$300,000	$299,629
1.948%, 09/26/2018 €	335,000	334,550
1.957%, 09/27/2018 €	225,000	224,685
1.941%, 09/28/2018 €	787,500	786,358
0.875%, 10/01/2018	105,130	105,062
1.954%, 10/01/2018 €	223,059	222,697
1.968%, 10/02/2018 €	150,000	149,747
1.949%, 10/03/2018 €	97,000	96,833
1.961%, 10/04/2018 €	300,000	299,464
1.981%, 10/05/2018 €	520,625	519,658
1.976%, 10/09/2018 €	100,000	99,793
1.871% (3 Month
LIBOR USD – 0.460%),
10/10/2018 r	100,000	100,000
1.933% (1 Month
LIBOR USD – 0.130%),
10/10/2018 r	87,700	87,700
1.933% (1 Month
LIBOR USD – 0.130%),
10/10/2018 r	150,000	150,000
1.967%, 10/10/2018 €	375,100	374,305
1.883% (3 Month
LIBOR USD – 0.450%),
10/11/2018 r	50,000	50,000
1.974%, 10/12/2018 €	254,500	253,931
1.925% (1 Month
LIBOR USD – 0.135%),
10/17/2018 r	75,000	75,000
1.980%, 10/17/2018 €	23,000	22,941
1.942% (1 Month
LIBOR USD – 0.135%),
10/19/2018 r	75,000	75,000
2.006%, 10/19/2018 €	142,195	141,818
1.995%, 10/22/2018 €	85,000	84,761
1.935% (1 Month
LIBOR USD – 0.130%),
10/26/2018 r	75,000	74,999
1.950% (1 Month
LIBOR USD – 0.125%),
10/30/2018 r	50,000	50,000
2.032%, 11/09/2018 €	50,000	49,806
1.952% (1 Month
LIBOR USD – 0.125%),
11/20/2018 r	50,000	50,000
1.941% (1 Month
LIBOR USD – 0.125%),
11/23/2018 r	50,000	50,000
1.979% (1 Month
LIBOR USD – 0.100%),
12/07/2018 r	50,000	50,000
2.097%, 12/10/2018 €	50,000	49,711
1.967% (1 Month
LIBOR USD – 0.100%),
12/13/2018 r	50,000	50,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	13

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.750%, 12/14/2018	$24,920	$24,910
1.969% (1 Month
LIBOR USD – 0.100%),
12/21/2018 r	120,000	120,000
1.969% (1 Month
LIBOR USD – 0.100%),
12/21/2018 r	100,000	100,000
2.007% (1 Month
LIBOR USD – 0.060%),
12/21/2018 r	50,000	50,000
2.019% (3 Month
LIBOR USD – 0.320%),
01/03/2019 r	200,000	200,000
2.023% (3 Month
LIBOR USD – 0.310%),
01/03/2019 r	100,000	100,000
2.167%, 01/08/2019 €	200,000	198,459
1.977% (1 Month
LIBOR USD – 0.090%),
01/11/2019 r	75,000	75,000
2.023% (3 Month
LIBOR USD – 0.310%),
01/11/2019 r	100,000	100,000
1.977% (1 Month
LIBOR USD – 0.090%),
01/14/2019 r	50,000	50,000
1.250%, 01/16/2019	25,070	24,978
1.930% (1 Month
LIBOR USD – 0.135%),
01/28/2019 r	75,000	75,000
2.000% (1 Month
LIBOR USD – 0.080%),
02/04/2019 r	150,000	150,000
2.035% (1 Month
LIBOR USD – 0.045%),
02/06/2019 r	100,000	100,000
1.997% (1 Month
LIBOR USD – 0.070%),
02/11/2019 r	50,000	50,000
2.108% (3 Month
LIBOR USD – 0.230%),
02/13/2019 r	35,000	34,996
1.942% (1 Month
LIBOR USD – 0.135%),
02/19/2019 r	75,000	75,000
2.027% (1 Month
LIBOR USD – 0.040%),
02/22/2019 r	194,500	194,552
2.025% (1 Month
LIBOR USD – 0.040%),
02/27/2019 r	75,000	75,000
2.037% (1 Month
LIBOR USD – 0.045%),
03/01/2019 r	125,000	125,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.065% (3 Month
LIBOR USD – 0.235%),
03/01/2019 r	$100,000	$100,000
2.079% (3 Month
LIBOR USD – 0.235%),
03/06/2019 r	25,000	25,000
1.875%, 03/08/2019	38,690	38,608
2.038% (1 Month
LIBOR USD – 0.045%),
03/08/2019 r	30,000	29,999
1.983% (1 Month
LIBOR USD – 0.080%),
03/15/2019 r	75,000	75,000
1.962% (1 Month
LIBOR USD – 0.120%),
04/01/2019 r	100,000	100,000
2.017% (3 Month
LIBOR USD – 0.320%),
04/12/2019 r	375,000	374,993
1.950% (1 Month
LIBOR USD – 0.115%),
04/26/2019 r	100,000	100,000
2.158% (3 Month
LIBOR USD – 0.185%),
05/08/2019 r	50,000	50,000
2.151% (3 Month
LIBOR USD – 0.160%),
05/28/2019 r	50,000	50,015
1.942% (1 Month
LIBOR USD – 0.125%),
06/14/2019 r	75,000	75,000
1.985% (1 Month
LIBOR USD – 0.080%),
06/28/2019 r	100,000	100,000
1.993% (1 Month
LIBOR USD – 0.090%),
07/08/2019 r	93,000	93,002
1.974% (1 Month
LIBOR USD – 0.090%),
07/16/2019 r	50,000	49,997
1.990% (1 Month
LIBOR USD – 0.070%),
07/17/2019 r	200,000	200,000
1.990% (1 Month
LIBOR USD – 0.070%),
07/17/2019 r	50,000	50,000
2.007% (1 Month
LIBOR USD – 0.070%),
07/19/2019 r	50,000	50,000
2.007% (1 Month
LIBOR USD – 0.070%),
07/19/2019 r	75,000	74,995
1.977% (1 Month
LIBOR USD – 0.090%),
07/22/2019 r	80,000	80,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.995% (1 Month
LIBOR USD – 0.070%),
07/26/2019 r	$50,000	$50,000
2.019% (1 Month
LIBOR USD – 0.060%),
08/07/2019 r	100,000	100,000
2.007% (1 Month
LIBOR USD – 0.060%),
08/14/2019 r	100,000	100,000
2.017% (1 Month
LIBOR USD – 0.060%),
08/19/2019 r	50,000	50,000
2.017% (1 Month
LIBOR USD – 0.060%),
08/19/2019 r	50,000	50,000
2.005% (1 Month
LIBOR USD – 0.060%),
08/28/2019 r	75,000	75,000
2.005% (1 Month
LIBOR USD – 0.060%),
08/28/2019 r	75,000	75,000
2.005% (1 Month
LIBOR USD – 0.060%),
08/28/2019 r	50,000	50,000
2.011% (1 Month
LIBOR USD – 0.060%),
09/09/2019 r	75,000	75,000
2.007% (1 Month
LIBOR USD – 0.060%),
09/11/2019 r	75,000	75,000
2.007% (1 Month
LIBOR USD – 0.060%),
09/11/2019 r	25,000	25,000
2.004% (1 Month
LIBOR USD – 0.060%),
09/16/2019 r	75,000	75,000
2.005% (1 Month
LIBOR USD – 0.060%),
09/25/2019 r	50,000	50,000
2.029% (1 Month
LIBOR USD – 0.050%),
10/07/2019 r	50,000	50,000
2.021% (1 Month
LIBOR USD – 0.050%),
10/09/2019 r	100,000	100,000
1.990% (1 Month
LIBOR USD – 0.070%),
10/17/2019 r	100,000	100,000
2.013% (1 Month
LIBOR USD – 0.070%),
11/08/2019 r	100,000	100,000
2.031% (1 Month
LIBOR USD – 0.050%),
12/02/2019 r	50,000	50,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.030% (1 Month
LIBOR USD – 0.050%),
12/06/2019 r	$150,000	$150,049
2.017% (1 Month
LIBOR USD – 0.050%),
12/12/2019 r	25,000	25,000
2.017% (1 Month
LIBOR USD – 0.050%),
12/13/2019 r	50,000	50,000
2.027% (1 Month
LIBOR USD – 0.050%),
12/18/2019 r	50,000	50,000
2.000% (1 Month
LIBOR USD – 0.065%),
12/26/2019 r	80,000	79,947
2.015% (1 Month
LIBOR USD – 0.065%),
01/06/2020 r	50,000	50,000
2.018% (1 Month
LIBOR USD – 0.065%),
01/08/2020 r	50,000	50,000
2.018% (1 Month
LIBOR USD – 0.065%),
01/08/2020 r	30,000	30,000
1.998% (1 Month
LIBOR USD – 0.065%),
01/10/2020 r	50,000	50,000
2.002% (1 Month
LIBOR USD – 0.065%),
01/13/2020 r	50,000	50,000
2.186% (3 Month
LIBOR USD – 0.150%),
01/17/2020 r	50,000	50,000
2.186% (3 Month
LIBOR USD – 0.150%),
01/17/2020 r	50,000	50,000
2.197% (3 Month
LIBOR USD – 0.150%),
01/22/2020 r	50,000	50,000
2.001% (1 Month
LIBOR USD – 0.065%),
01/23/2020 r	94,750	94,748
2.000% (1 Month
LIBOR USD – 0.065%),
01/28/2020 r	25,000	25,000
2.000% (1 Month
LIBOR USD – 0.065%),
01/28/2020 r	196,500	196,511
2.184% (3 Month
LIBOR USD – 0.155%),
01/29/2020 r	50,000	50,000
2.190% (3 Month
U.S. Treasury Money
Market Yield + 0.070%),
01/29/2020 r	100,000	100,014

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	15

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.003% (1 Month
LIBOR USD – 0.080%),
02/07/2020 r	$100,000	$100,000
2.123% (3 Month
LIBOR USD – 0.220%),
02/10/2020 r	50,000	50,000
2.002% (1 Month
LIBOR USD – 0.065%),
02/12/2020 r	25,000	25,000
2.017% (1 Month
LIBOR USD – 0.060%),
02/20/2020 r	50,000	50,000
2.006% (1 Month
LIBOR USD – 0.060%),
02/24/2020 r	50,000	49,996
2.040% (1 Month
LIBOR USD – 0.040%),
04/06/2020 r	100,000	100,000
2.020% (1 Month
LIBOR USD – 0.040%),
04/17/2020 r	50,000	50,000
2.089% (3 Month
LIBOR USD – 0.250%),
04/17/2020 r	50,000	50,000
2.122% (3 Month
LIBOR USD – 0.210%),
06/22/2020 r	50,000	50,000
Federal Home Loan Mortgage Corporation
1.150%, 09/14/2018	35,000	35,000
1.931%, 09/19/2018 €	225,000	224,784
1.960%, 10/02/2018 €	31,691	31,638
1.958%, 10/09/2018 €	60,000	59,877
0.875%, 10/12/2018	74,692	74,602
1.260%, 12/28/2018	23,000	23,000
1.917% (1 Month
LIBOR USD – 0.150%),
02/12/2019 r	25,000	25,000
Federal National Mortgage Association
1.875%, 09/18/2018	23,104	23,107
1.911%, 10/01/2018 €	50,000	49,921
1.955%, 10/10/2018 €	100,000	99,789
1.994%, 10/17/2018 €	50,000	49,873
1.125%, 10/29/2018	17,500	17,500
1.125%, 12/14/2018	10,000	9,984
2.090% (SOFR + 0.160%),
01/30/2020 r	22,990	23,006
Total U.S. Government
Agency Debt
(Cost $17,676,337)		17,676,337

Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
Investment Companies Ω - 1.8%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 1.837%	175,000,000	$175,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 1.886%	100,000,000	100,000
Goldman Sachs
Financial Square
Funds, Institutional
Class, 1.870%	249,840,000	249,840
Invesco Government
& Agency Portfolio,
Institutional Class,
1.855%	125,000,000	125,000
Total Investment
Companies
(Cost $649,840)		649,840

U.S. Treasury Debt - 0.6%
U.S. Treasury Notes
0.875%, 10/15/2018	$50,000	49,946
1.375%, 11/30/2018	75,000	74,893
1.250%, 01/31/2019	100,000	99,709
Total U.S. Treasury Debt
(Cost $224,548)		224,548

U.S. Government
Agency Repurchase
Agreements - 6.3%
BNP Paribas SA
1.960%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $100,022
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000
Goldman Sachs & Co
1.960%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $425,093
(collateralized by various
government agency
obligations: Total market
value $433,500)	425,000	425,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
1.960%, dated 08/31/2018,
matures 09/04/2018,
repurchase price
$1,000,218 (collateralized
by various government
agency obligations:
Total market
value $1,020,222)	$1,000,000	$1,000,000
ING Financial Markets LLC
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $400,087
(collateralized by various
government agency
obligations: Total market
value $408,000)	400,000	400,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.960%, dated 08/31/2018,
matures 09/04/2018,
price $150,033
(collateralized by various
government agency
obligations: Total market
value $153,003)	150,000	150,000
RBC Dominion Securities Inc.
1.960%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $100,022
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000
Societe Generale SA
1.960%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $125,027
(collateralized by various
government agency
obligations: Total market
value $127,500)	125,000	125,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $2,300,000)		2,300,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements - 42.9%
Bank of Montreal
1.940%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $200,043
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
Bank of Nova Scotia
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $415,402
(collateralized by U.S.
Treasury obligations: Total
market value $423,618)	415,312	415,312
BNP Paribas SA
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $1,100,238
(collateralized by
U.S. Treasury obligations:
Total market
value $1,122,000)	1,100,000	1,100,000
1.970%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $500,109
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	500,000	500,000
1.930%, dated 08/30/2018,
matures 09/06/2018,
repurchase price $1,100,413
(collateralized by U.S.
Treasury obligations:
Total market
value $1,122,000)	1,100,000	1,100,000
1.940%, dated 07/19/2018,
matures 09/19/2018,
repurchase price $351,169
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.950%, dated 05/22/2018,
matures 09/24/2018,
repurchase price $553,724
(collateralized by U.S.
Treasury obligations:
Total market
value $561,000)	550,000	550,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	17

Schedule of Investments  August 31, 2018, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.960%, dated 06/26/2018,
matures 09/26/2018,
repurchase price $1,005,009
(collateralized by U.S.
Treasury obligations:
Total market
value $1,020,000)	$1,000,000	$1,000,000
1.970%, dated 06/11/2018,
matures 09/27/2018,
repurchase price $201,182
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
Credit Agricole Corporate &
Investment Bank
1.920%, dated 08/03/2018,
matures 09/04/2018,
repurchase price $350,597
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $1,094,229
(collateralized by U.S.
Treasury obligations:
Total market
value $1,115,872)	1,093,992	1,093,992
1.920%, dated 08/07/2018,
matures 09/07/2018,
repurchase price $751,240
(collateralized by U.S.
Treasury obligations:
Total market
value $765,000)	750,000	750,000
HSBC Securities (USA) Inc.
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $650,141
(collateralized by U.S.
Treasury obligations:
Total market
value $663,144)	650,000	650,000
1.960%, dated 08/31/2018,
matures 09/05/2018,
repurchase price $750,204
(collateralized by U.S.
Treasury obligations:
Total market
value $765,167)	750,000	750,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.930%, dated 08/30/2018,
matures 09/06/2018,
repurchase price $625,235
(collateralized by U.S.
Treasury obligations:
Total market
value $637,671)	$625,000	$625,000
ING Financial Markets LLC
1.900%, dated 08/21/2018,
matures 09/04/2018,
repurchase price $150,111
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.950%, dated 08/28/2018,
matures 09/04/2018,
repurchase price $300,114
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
1.960%, dated 08/27/2018,
matures 09/10/2018,
repurchase price $100,076
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
JP Morgan Securities, LLC
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $100,022
(collateralized by U.S.
Treasury obligations:
Total market
value $102,022)	100,000	100,000
Mizuho Securities (USA) LLC
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $600,130
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000)	600,000	600,000
RBC Dominion Securities Inc.
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $1,050,228
(collateralized by U.S.
Treasury obligations:
Total market
value $1,071,000)	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.950%, dated 06/14/2018,
matures 09/14/2018,
repurchase price $351,744
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	$350,000	$350,000
1.920%, dated 08/20/2018,
matures 09/20/2018,
repurchase price $300,496
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
1.920%, dated 08/20/2018,
matures 09/25/2018,
repurchase price $300,576
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
Societe Generale SA
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $350,076
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.930% (OBFR + 0.020%),
dated 08/31/2018,
matures 09/07/2018,
repurchase price $750,281
(collateralized by U.S.
Treasury obligations:
Total market
value $765,000) r	750,000	750,000
1.930% (OBFR + 0.020%),
dated 08/31/2018,
matures 09/07/2018,
repurchase price $1,500,563
(collateralized by U.S.
Treasury obligations:
Total market
value $1,530,000) r	1,500,000	1,500,000

Government Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
Societe Generale/NY
1.950%, dated 08/28/2018,
matures 09/04/2018,
repurchase price $100,038
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
Total U.S. Treasury
Repurchase Agreements
(Cost $15,584,304)		15,584,304

Total Investments ▲ – 100.2%
(Cost $36,435,029)		36,435,029

Other Assets and
Liabilities, Net – (0.2)%		(80,550)

Total Net Assets – 100.0%		$36,354,479

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

r	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2018.

«	Security purchased on a when-issued basis. On August 31, 2018, the total cost of investments purchased on a when-issued basis was $50,000 or 0.1% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of August 31, 2018.

▲	On August 31, 2018, the cost of investments for federal income tax purposes was $36,435,029. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

LIBOR – London Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

USD – U.S. Dollar

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	19

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 26.9%
Banco del Estado de Chile/NY
2.430% (1 Month
LIBOR USD + 0.350%),
09/04/2018 r	$5,000	$5,000
1.930%, 09/05/2018	15,000	15,000
2.280%, 09/07/2018	3,000	3,000
2.565% (1 Month
LIBOR USD + 0.500%),
09/28/2018 r	3,412	3,413
2.527% (1 Month
LIBOR USD + 0.460%),
10/11/2018 r	2,000	2,001
2.423% (1 Month
LIBOR USD + 0.350%),
10/29/2018 r	5,000	5,003
2.303% (1 Month
LIBOR USD + 0.240%),
01/10/2019 r	5,000	5,003
2.255% (1 Month LIBOR
USD + 0.190%),
01/28/2019 r	8,000	8,002
Bank of Montreal/Chicago
2.316% (1 Month
LIBOR USD + 0.250%),
09/24/2018 r	5,000	5,001
2.597% (3 Month LIBOR
USD + 0.260%),
10/01/2018 r	250	250
2.310% (1 Month
LIBOR USD + 0.230%),
02/04/2019 r	5,000	5,003
Bank of Nova Scotia/Houston
2.507% (1 Month
LIBOR USD + 0.430%),
10/19/2018 r	3,000	3,002
2.420% (U.S. Federal
Funds Effective Rate +
0.500%), 11/28/2018 r	3,000	3,000
Banque Nationale de Paris/Chicago
2.311% (1 Month
LIBOR USD + 0.240%),
01/09/2019 r	7,000	7,003
Canadian Imperial Bank of Commerce/NY
2.507% (1 Month
LIBOR USD + 0.430%),
09/20/2018 r	5,000	5,001
2.349% (1 Month
LIBOR USD + 0.270%),
11/07/2018 r	7,000	7,004
2.282% (1 Month
LIBOR USD + 0.200%),
05/01/2019 r	10,000	10,004
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Commonwealth Bank of Australia
2.277% (1 Month
LIBOR USD + 0.200%),
12/20/2018 r	$5,000	$5,002
Cooperatieve Rabobank UA/NY
2.300% (1 Month
LIBOR USD + 0.220%),
09/04/2018 r	2,000	2,000
2.267% (1 Month
LIBOR USD + 0.200%),
11/13/2018 r	5,000	5,002
2.267% (1 Month
LIBOR USD + 0.200%),
02/13/2019 r	9,000	9,004
2.233% (1 Month
LIBOR USD + 0.170%),
05/15/2019 r	5,000	5,001
Credit Suisse/NY
2.303% (1 Month
LIBOR USD + 0.240%),
09/10/2018 r	1,250	1,250
2.460% (1 Month
LIBOR USD + 0.400%),
09/17/2018 r	5,000	5,001
2.386% (1 Month
LIBOR USD + 0.320%),
09/20/2018 r	3,250	3,251
DZ Bank AG/NY
2.260%, 09/21/2018	3,000	3,000
HSBC Bank USA NA
2.300%, 09/04/2018	1,000	1,000
2.287% (1 Month
LIBOR USD + 0.210%),
11/20/2018 r	1,000	1,000
2.423% (1 Month
LIBOR USD + 0.340%),
02/08/2019 r	3,000	3,003
2.425% (3 Month
LIBOR USD + 0.090%),
04/26/2019 r	1,550	1,550
2.301% (1 Month
LIBOR USD + 0.220%),
05/02/2019 r	8,000	8,003
Mitsubishi UFJ Trust & Banking Corp/NY
2.370% (1 Month
LIBOR USD + 0.290%),
09/04/2018 r	5,000	5,000
2.342% (1 Month
LIBOR USD + 0.260%),
01/03/2019 r	4,000	4,002

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.273% (1 Month
LIBOR USD + 0.190%),
02/08/2019 r	$6,000	$6,001
Mizuho Bank Ltd/NY
2.316% (1 Month
LIBOR USD + 0.240%),
09/28/2018 r	5,000	5,001
2.313% (1 Month
LIBOR USD + 0.250%),
12/10/2018 r	4,000	4,001
2.309% (1 Month
LIBOR USD + 0.230%),
01/07/2019 r	4,000	4,001
2.247% (1 Month
LIBOR USD + 0.180%),
02/13/2019 r	2,000	2,000
Natixis/NY
2.511% (1 Month
LIBOR USD + 0.440%),
09/06/2018 r	3,000	3,000
2.415% (1 Month
LIBOR USD + 0.350%),
09/26/2018 r	1,000	1,001
2.313% (1 Month
LIBOR USD + 0.250%),
12/10/2018 r	2,000	2,001
2.289% (1 Month
LIBOR USD + 0.220%),
12/21/2018 r	5,000	5,002
Nordea Bank AB/NY
2.233% (1 Month LIBOR
USD + 0.170%),
05/15/2019 r	5,000	5,001
State Street Bank & Trust
2.287% (1 Month
LIBOR USD + 0.210%),
10/19/2018 r	25,000	25,009
Sumitomo Mitsui Banking Corp/NY
2.381% (1 Month
LIBOR USD + 0.300%),
11/02/2018 r	6,000	6,002
2.287% (1 Month
LIBOR USD + 0.220%),
01/11/2019 r	3,000	3,001
2.265% (1 Month
LIBOR USD + 0.190%),
01/30/2019 r	6,000	6,001
Sumitomo Mitsui Trust/NY
1.940%, 09/05/2018	10,000	10,000
1.940%, 09/07/2018	30,000	30,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.323% (1 Month
LIBOR USD + 0.260%),
09/10/2018 r	$8,000	$8,001
2.281% (1 Month
LIBOR USD + 0.210%),
10/09/2018 r	3,000	3,000
2.265% (1 Month
LIBOR USD + 0.190%),
01/30/2019 r	8,000	8,001
Svenska Handelsbanken/NY
2.240% (1 Month
LIBOR USD + 0.160%),
09/04/2018 r	15,000	15,001
2.259% (1 Month
LIBOR USD + 0.180%),
09/07/2018 r	4,000	4,000
2.251% (1 Month
LIBOR USD + 0.180%),
10/09/2018 r	1,000	1,000
2.287% (1 Month
LIBOR USD + 0.210%),
11/20/2018 r	2,000	2,001
2.293% (1 Month
LIBOR USD + 0.210%),
02/08/2019 r	7,000	7,004
2.260% (1 Month
LIBOR USD + 0.180%),
05/07/2019 r	5,000	5,002
Toronto Dominion Bank/NY
2.475% (3 Month
LIBOR USD + 0.140%),
12/18/2018 r	4,000	4,000
2.413% (3 Month
LIBOR USD + 0.080%),
01/18/2019 r	2,000	2,000
Wells Fargo Bank NA
2.287% (1 Month
LIBOR USD + 0.220%),
10/15/2018 r	1,700	1,700
2.293% (1 Month
LIBOR USD + 0.220%),
10/29/2018 r	6,000	6,002
2.293% (1 Month
LIBOR USD + 0.220%),
12/03/2018 r	6,000	6,003
2.468% (3 Month
LIBOR USD + 0.120%),
01/23/2019 r	2,000	2,001
2.330% (1 Month
LIBOR USD + 0.250%),
2/01/2019 r	6,000	6,004

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	21

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Westpac Banking Corp/NY
2.370% (U.S. Federal
Funds Effective Rate +
0.450%), 11/28/2018 r	$3,000	$3,001
2.279% (1 Month
LIBOR USD + 0.200%),
12/07/2018 r	3,000	3,001
2.312% (1 Month
LIBOR USD + 0.230%),
02/01/2019 r	2,000	2,001
Total Certificates of Deposit
(Cost $359,415)		359,504

Financial Company
Commercial Paper - 21.7%
ANZ New Zealand International Ltd
2.331% (1 Month
LIBOR USD + 0.260%),
11/09/2018 r ■	5,000	5,002
Australia & New Zealand Banking Group
2.323% (1 Month
LIBOR USD + 0.260%),
09/10/2018 r ■	5,000	5,001
Bank Nederlandse Gemeenten
2.045%, 09/12/2018 ■ €	5,750	5,746
2.052%, 09/14/2018 ■ €	10,000	9,992
Bank of Nova Scotia
2.270% (1 Month
LIBOR USD + 0.190%),
05/06/2019 r ■	7,000	7,002
BNZ International Funding
2.486% (3 Month
LIBOR USD + 0.150%),
01/17/2019 r ■	2,000	2,000
BPCE
1.931%, 09/05/2018 ■ €	5,000	4,999
Canadian Imperial Bank of Commerce
2.337% (1 Month
LIBOR USD + 0.270%),
11/13/2018 r ■	5,000	5,003
CDP Financial Inc
2.213%, 09/13/2018 ■ €	10,000	9,993
2.222%, 09/18/2018 ■ €	6,000	5,994
2.037%, 09/21/2018 ■ €	10,000	9,989
2.266%, 11/13/2018 ■ €	10,000	9,956
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Commonwealth Bank of Australia
2.275% (1 Month
LIBOR USD + 0.210%),
09/28/2018 r ■	$2,000	$2,000
2.263% (1 Month
LIBOR USD + 0.200%),
10/15/2018 r ■	2,000	2,001
2.277% (1 Month
LIBOR USD + 0.200%),
10/19/2018 r ■	2,000	2,001
2.307% (1 Month
LIBOR USD + 0.230%),
01/18/2019 r ■	1,000	1,000
Danske Corp
2.273%, 09/04/2018 ■ €	2,705	2,704
2.222%, 10/01/2018 ■ €	5,000	4,991
2.243%, 11/13/2018 ■ €	5,000	4,977
HSBC Bank PLC
2.289% (1 Month
LIBOR USD + 0.210%),
11/07/2018 r ■	2,000	2,001
HSBC USA Inc
2.290% (1 Month
LIBOR USD + 0.230%),
01/17/2019 r ■	3,000	3,001
ING (US) Funding LLC
2.350% (1 Month
LIBOR USD + 0.270%),
09/04/2018 r	3,000	3,000
2.499% (3 Month
LIBOR USD + 0.160%),
01/07/2019 r	6,000	6,002
JP Morgan Securities LLC
2.317% (1 Month
LIBOR USD + 0.250%),
02/12/2019 r ■	4,000	4,002
2.275% (1 Month
USD + 0.200%),
04/30/2019 r	10,000	10,002
Lloyds Bank PLC
2.243%, 09/14/2018 €	10,000	9,992
2.329% (1 Month
LIBOR USD + 0.250%),
12/07/2018 r	5,000	5,003
2.292% (1 Month
LIBOR USD + 0.210%),
01/07/2019 r	5,000	5,002
2.219% (1 Month
LIBOR USD + 0.150%),
02/21/2019 r	2,000	2,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Macquarie Bank Ltd
2.286% (1 Month
LIBOR USD + 0.220%),
01/24/2019 r ■	$4,000	$4,001
Massachusetts Mutual Life Insurance Co
2.003%, 09/06/2018 ■ €	4,000	3,999
National Australia Bank Ltd
2.297% (1 Month LIBOR
USD + 0.230%),
04/11/2019 r ■	10,000	10,007
National Rural Utilities
1.962%, 09/07/2018 €	11,000	10,996
2.001%, 09/10/2018 €	2,500	2,499
Nederlandse Waterschaps
1.951%, 09/04/2018 ■ €	10,000	9,998
1.961%, 09/05/2018 ■ €	20,000	19,994
Ontario Teachers’ Finance Trust
2.051%, 09/07/2018 ■ €	4,000	3,998
2.367% (1 Month
LIBOR USD + 0.300%),
01/11/2019 r ■	5,000	5,004
Suncorp Metway Ltd
2.486%, 09/04/2018 ■ €	2,000	2,000
2.532%, 10/16/2018 ■ €	3,000	2,992
2.476%, 11/21/2018 ■ €	3,000	2,984
2.512%, 01/09/2019 ■ €	4,000	3,963
2.512%, 01/29/2019 ■ €	5,000	4,946
Swedbank
1.931%, 09/06/2018 €	10,855	10,852
Toronto Dominion Bank
1.961%, 09/05/2018 ■ €	15,000	14,996
2.360% (1 Month
LIBOR USD + 0.280%),
11/05/2018 r ■	5,000	5,002
2.307% (1 Month
LIBOR USD + 0.240%),
04/12/2019 r ■	5,000	5,003
2.239% (1 Month
LIBOR USD + 0.170%),
05/21/2019 r ■	4,000	4,000
UBS AG of London
2.573% (3 Month
LIBOR USD + 0.230%),
11/08/2018 r ■	6,100	6,105
Westpac Banking Corp
2.270% (1 Month
LIBOR USD + 0.190%),
09/06/2018 r ■	1,500	1,500
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.253% (1 Month
LIBOR USD + 0.190%),
09/10/2018 r ■	$250	$250
2.412% (3 Month
LIBOR USD + 0.100%),
05/24/2019 r ■	5,000	5,002
Total Financial Company
Commercial Paper
(Cost $290,408)		290,447

Non-Negotiable Time
Deposits - 17.0%
Canadian Imperial Bank of Commerce, Cayman Islands Branch
1.880%, 09/04/2018	35,000	35,000
Credit Agricole Corporate & Investment Bank, New York Branch
1.870%, 09/04/2018	64,000	64,000
DNB Bank ASA, Cayman Islands Branch
1.880%, 09/04/2018	64,000	64,000
Skandinaviska Enskilda Banken, Cayman Islands Branch
1.870%, 09/04/2018	64,000	64,000
Total Non-Negotiable
Time Deposits
(Cost $227,000)		227,000

Asset Backed
Commercial Paper - 11.4%
CAFCO LLC
2.259%, 09/05/2018 ■ €	7,000	6,998
2.273%, 09/12/2018 ■ €	5,000	4,997
2.264%, 11/29/2018 ■ €	4,000	3,978
Chariot Funding LLC
2.470%, 01/29/2019 ■ €	10,000	9,899
Fairway Finance Corp
2.263%, 09/11/2018 ■ €	5,000	4,997
2.003%, 09/24/2018 ■ €	4,000	3,995
2.257% (1 Month
LIBOR USD + 0.180%),
01/18/2019 r	8,000	8,002
Kells Funding LLC
2.034%, 09/17/2018 €	5,000	4,995
2.253%, 10/18/2018 €	15,000	14,958

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	23

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Liberty Street Funding LLC
2.293%, 09/10/2018 ■ €	$5,000	$4,997
2.294%, 10/01/2018 ■ €	5,000	4,991
2.263%, 11/05/2018 ■ €	10,000	9,960
2.263%, 11/16/2018 ■ €	2,000	1,991
2.263%, 11/19/2018 ■ €	2,000	1,990
Manhattan Asset Funding Co
2.002%, 09/12/2018 ■ €	2,667	2,665
2.273%, 09/27/2018 ■ €	5,000	4,992
2.390% (1 Month
LIBOR USD + 0.310%),
11/05/2018 r ■	4,000	4,002
2.390% (1 Month
LIBOR USD + 0.310%),
11/05/2018 r ■	3,000	3,002
Nieuw Amsterdam Receivables Corp
2.107%, 09/10/2018 ■ €	10,000	9,994
2.159%, 10/03/2018 ■ €	8,000	7,985
Old Line Funding LLC
2.330% (1 Month
LIBOR USD + 0.250%),
09/04/2018 r ■	3,000	3,000
1.951%, 09/10/2018 €	5,000	4,997
2.405% (1 Month
LIBOR USD + 0.340%),
10/25/2018 r ■	6,000	6,000
2.297% (1 Month
LIBOR USD + 0.220%),
02/19/2019 r ■	5,000	5,001
2.225% (1 Month
LIBOR USD + 0.150%),
03/04/2019 r ■	5,000	5,000
Starbird Funding Corp
1.950%, 09/04/2018 €	3,500	3,499
Thunder Bay Funding Corp
2.297% (1 Month
LIBOR USD + 0.220%),
02/19/2019 r ■	5,000	5,002
Total Asset Backed
Commercial Paper
(Cost $151,876)		151,887

Non-Financial Company
Commercial Paper - 3.7%
Hydro-Quebec
2.003%, 09/27/2018 ■ €	3,000	2,996
Siemens Capital Co LLC
1.964%, 09/04/2018 ■ €	10,000	9,998
Total Capital Canada LTD
2.192%, 09/17/2018 ■ €	5,000	4,995
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Toyota Credit Canada Inc
2.507% (1 Month
LIBOR USD + 0.430%),
10/12/2018 r	$6,000	$6,003
Toyota Motor Credit Corp
2.300% (1 Month
LIBOR USD + 0.220%),
12/03/2018 r	3,000	3,002
2.433% (3 Month
LIBOR USD + 0.090%),
04/26/2019 r	10,000	9,999
Toyota Motor Finance Netherlands BV
2.415% (1 Month
LIBOR USD + 0.350%),
10/26/2018 r	6,000	6,003
2.435% (1 Month
LIBOR USD + 0.360%),
10/30/2018 r	1,000	1,001
2.285% (1 Month
LIBOR USD + 0.220%),
01/23/2019 r	6,000	6,002
Total Non-Financial Company
Commercial Paper
(Cost $49,989)		49,999

Variable Rate Demand
Notes # - 1.0%
Broward County, Florida,
Embraer Aircraft
Holding Inc Project,
Series 2007B
(LOC: Citibank)
1.960%, 04/01/2035	5,500	5,500
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
1.950%, 10/01/2031	8,235	8,235
Total Variable Rate
Demand Notes
(Cost $13,735)		13,735

Other Instruments - 0.9%
Bank of America NA
2.100% (3 Month
LIBOR USD + 0.050%),
04/02/2019 r	3,000	3,000
PNC Bank NA
2.719% (3 Month
LIBOR USD + 0.400%),
12/07/2018 r	7,000	7,007

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Toronto Dominion Bank
2.625%, 09/10/2018	$2,500	$2,500
Total Other Instruments
(Cost $12,508)		12,507

Other Repurchase
Agreements - 17.0%
BNP Paribas SA
2.140% (OBFR + 0.230%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $12,003
(collateralized by various
securities: Total market
value $12,600) r	12,000	12,000
2.210% (OBFR + 0.300%),
dated 08/31/2018,
matures 10/05/2018,
repurchase price $15,032
(collateralized by various
securities: Total market
value $15,750) r ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
2.060% (OBFR + 0.150%),
dated 08/28/2018,
matures 09/04/2018,
repurchase price $15,006
(collateralized by various
securities: Total market
value $15,756) r	15,000	15,000
HSBC Securities (USA) Inc.
2.010% (OBFR + 0.100%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $36,008
(collateralized by various
securities: Total market
value $37,808) r	36,000	36,000
ING Financial Markets LLC
2.010% (OBFR + 0.100%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $51,011
(collateralized by various
securities: Total market
value $53,550) r	51,000	51,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
JP Morgan Securities, LLC
2.340%, dated 08/31/2018,
matures 10/05/2018,
repurchase price $15,034
(collateralized by various
securities: Total market
value $15,776) ∞	$15,000	$15,000
MUFG Securities Americas, Inc.
2.010% (OBFR + 0.100%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $38,008
(collateralized by various
securities: Total market
value $39,990)	38,000	38,000
Societe Generale SA
2.170% (OBFR + 0.260%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $46,011
(collateralized by various
securities: Total market
value $48,246) r	46,000	46,000
Total Other Repurchase
Agreements
(Cost $228,000)		228,000

U.S. Treasury Repurchase
Agreements - 0.5%
Bank of Nova Scotia
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $1,842
(collateralized by U.S.
Treasury obligations:
Total market value $1,879)	1,842	1,842
Credit Agricole Corporate &
Investment Bank
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $4,852
(collateralized by U.S.
Treasury obligations:
Total market value $4,948)	4,851	4,851
Total U.S. Treasury
Repurchase Agreements
(Cost $6,693)		6,693

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	25

Schedule of Investments  August 31, 2018, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (concl.)

Total Investments ▲ – 100.1%
(Cost $1,339,624)	$1,339,772
Other Assets and Liabilities,
Net - (0.1)%	(1,619)
Total Net Assets – 100.0%	$1,338,153

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2018, the value of these investments was $358,524 or 26.8% of total net assets.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2018, the value of these investments was $30,000 or 2.2% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2018, the cost of investments for federal income tax purposes was $1,339,624. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $163 and $15 respectively.

Investment Abbreviations:

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

OBFR – Overnight Bank Funding Rate

USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 32.0%
Banco del Estado de Chile/NY
2.280%, 09/07/2018	$7,000	$7,000
2.565% (1 Month
LIBOR USD + 0.500%),
09/28/2018 r	3,114	3,115
2.527% (1 Month
LIBOR USD + 0.460%),
10/11/2018 r	5,000	5,000
2.423% (1 Month
LIBOR USD + 0.350%),
10/29/2018 r	15,000	15,000
2.337% (1 Month
LIBOR USD + 0.260%),
11/19/2018 r	7,000	7,000
2.303% (1 Month
LIBOR USD + 0.240%),
01/10/2019 r	5,000	5,000
2.255% (1 Month
LIBOR USD + 0.190%),
01/28/2019 r	15,000	15,000
Bank of America NA
2.283% (1 Month
LIBOR USD + 0.220%),
01/15/2019 r	15,000	15,000
Bank of Montreal/Chicago
2.287% (1 Month
LIBOR USD + 0.220%),
09/14/2018 r	5,000	5,000
2.316% (1 Month
LIBOR USD + 0.250%),
09/24/2018 r	20,000	20,000
2.310% (1 Month
LIBOR USD + 0.230%),
02/04/2019 r	20,000	20,000
Bank of Nova Scotia/Houston
2.507% (1 Month
LIBOR USD + 0.430%),
10/19/2018 r	25,000	25,000
Banque Nationale de
Paris/Chicago
2.311% (1 Month
LIBOR USD + 0.240%),
01/09/2019 r	23,000	23,000
Canadian Imperial Bank of
Commerce/NY
2.507% (1 Month
LIBOR USD + 0.430%),
09/20/2018 r	20,000	20,000
2.349% (1 Month
LIBOR USD + 0.270%),
11/07/2018 r	23,000	23,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.430% (1 Month
LIBOR USD + 0.350%),
12/04/2018 r	$15,000	$15,000
Cooperatieve Rabobank UA/NY
2.267% (1 Month
LIBOR USD + 0.200%),
11/13/2018 r	15,000	15,000
2.267% (1 Month
LIBOR USD + 0.200%),
02/13/2019 r	20,000	20,000
2.233% (1 Month
LIBOR USD + 0.170%),
05/15/2019 r	20,000	20,000
Credit Suisse/NY
2.460% (1 Month
LIBOR USD + 0.400%),
09/17/2018 r	20,000	20,000
DZ Bank AG/NY
2.260%, 09/21/2018	12,000	12,000
HSBC Bank USA NA
2.423% (1 Month
LIBOR USD + 0.340%),
02/08/2019 r	25,000	25,000
2.301% (1 Month
LIBOR USD + 0.220%),
05/02/2019 r	20,000	20,000
Lloyds Bank PLC/NY
2.460% (1 Month
LIBOR USD + 0.380%),
10/05/2018 r	25,000	25,000
Mitsubishi UFJ Trust &
Banking Corp/NY
2.370% (1 Month
LIBOR USD + 0.290%),
09/04/2018 r	10,000	10,000
2.273% (1 Month
LIBOR USD + 0.190%),
02/08/2019 r	25,000	25,000
Mizuho Bank Ltd/NY
2.315% (1 Month
LIBOR USD + 0.250%),
11/26/2018 r	10,000	10,000
2.313% (1 Month
LIBOR USD + 0.250%),
12/10/2018 r	15,000	15,000
2.309% (1 Month
LIBOR USD + 0.230%),
01/07/2019 r	5,000	5,000
2.247% (1 Month
LIBOR USD + 0.180%),
02/13/2019 r	5,000	5,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	27

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Natixis/NY
2.511% (1 Month
LIBOR USD + 0.440%),
09/06/2018 r	$10,000	$10,000
2.415% (1 Month
LIBOR USD + 0.350%),
09/26/2018 r	10,000	10,000
2.313% (1 Month
LIBOR USD + 0.250%),
12/10/2018 r	10,000	10,000
2.289% (1 Month
LIBOR USD + 0.220%),
12/21/2018 r	10,000	10,000
Nordea Bank AB/NY
2.349% (3 Month
LIBOR USD + 0.010%),
04/16/2019 r	20,000	20,000
2.233% (1 Month
LIBOR USD + 0.170%),
05/15/2019 r	5,000	5,000
State Street Bank & Trust
2.287% (1 Month
LIBOR USD + 0.210%),
10/19/2018 r	52,000	52,003
Sumitomo Mitsui
Banking Corp/NY
2.381% (1 Month
LIBOR USD + 0.300%),
11/02/2018 r	20,000	20,000
2.287% (1 Month
LIBOR USD + 0.220%),
01/11/2019 r	5,000	5,000
2.265% (1 Month
LIBOR USD + 0.190%),
01/30/2019 r	20,000	20,000
Sumitomo Mitsui Trust/NY
1.940%, 09/05/2018	20,000	20,000
1.940%, 09/07/2018	50,000	50,000
2.323% (1 Month
LIBOR USD + 0.260%),
09/10/2018 r	25,000	25,000
2.290% (1 Month
LIBOR USD + 0.230%),
09/17/2018 r	10,000	10,000
2.265% (1 Month
LIBOR USD + 0.190%),
01/30/2019 r	20,000	20,000
Svenska Handelsbanken/NY
2.259% (1 Month
LIBOR USD + 0.180%),
09/07/2018 r	23,500	23,500

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.287% (1 Month
LIBOR USD + 0.210%),
11/20/2018 r	$23,000	$23,000
2.293% (1 Month
LIBOR USD + 0.210%),
02/08/2019 r	20,000	20,000
2.260% (1 Month
LIBOR USD + 0.180%),
05/07/2019 r	14,000	14,000
Toronto Dominion Bank/NY
2.400% (1 Month
LIBOR USD + 0.320%),
09/05/2018 r	5,000	5,000
2.293% (1 Month
LIBOR USD + 0.230%),
12/17/2018 r	15,000	15,000
2.413% (3 Month
LIBOR USD + 0.080%),
01/18/2019 r	8,000	8,000
Wells Fargo Bank NA
2.293% (1 Month
LIBOR USD + 0.220%),
10/29/2018 r	13,000	12,998
2.293% (1 Month
LIBOR USD + 0.220%),
12/03/2018 r	14,000	14,000
2.468% (3 Month
LIBOR USD + 0.120%),
01/23/2019 r	8,000	8,000
2.330% (1 Month
LIBOR USD + 0.250%),
02/01/2019 r	10,000	10,000
Westpac Banking Corp/NY
2.279% (1 Month
LIBOR USD + 0.200%),
12/07/2018 r	20,000	20,000
2.312% (1 Month
LIBOR USD + 0.230%),
02/01/2019 r	5,000	5,000
Total Certificates of Deposit
(Cost $915,616)		915,616

Financial Company
Commercial Paper - 20.7%
ANZ New Zealand
International Ltd
2.331% (1 Month
LIBOR USD + 0.260%),
11/09/2018 r ■	10,000	10,000
ASB Finance Ltd/London
2.487% (3 Month
LIBOR USD + 0.150%),
01/04/2019 r ■	10,000	10,000

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.229% (1 Month
LIBOR USD + 0.150%),
02/07/2019 r ■	$15,000	$14,999
Australia & New Zealand
Banking Group LTD
2.323% (1 Month
LIBOR USD + 0.260%),
09/10/2018 r ■	15,000	15,000
Bank Nederlandse Gemeenten
2.044%, 09/12/2018 ■ €	15,000	14,991
2.052%, 09/14/2018 ■ €	15,000	14,989
Bank of Nova Scotia
2.270% (1 Month
LIBOR USD + 0.190%),
05/06/2019 r ■	20,000	20,000
BNZ International Funding
2.486% (3 Month
LIBOR USD + 0.150%),
01/17/2019 r ■	25,000	25,000
Canadian Imperial Bank
of Commerce
2.337% (1 Month
LIBOR USD + 0.270%),
11/13/2018 r ■	15,000	15,000
CDP Financial Inc
2.222%, 09/18/2018 ■ €	14,000	13,985
2.037%, 09/21/2018 ■ €	15,000	14,983
2.267%, 11/26/2018 ■ €	20,700	20,589
Commonwealth Bank
of Australia
2.275% (1 Month
LIBOR USD + 0.210%),
09/28/2018 r ■	10,000	10,000
2.277% (1 Month
LIBOR USD + 0.200%),
10/19/2018 r ■	15,000	15,000
Danske Corp
2.222%, 10/01/2018 ■ €	20,000	19,963
2.243%, 11/13/2018 ■ €	20,000	19,910
DZ Bank AG/NY
1.900%, 09/04/2018 €	30,000	29,995
HSBC Bank PLC
2.289% (1 Month
LIBOR USD + 0.210%),
11/07/2018 r ■	26,000	26,000
HSBC USA Inc
2.290% (1 Month
LIBOR USD + 0.230%),
01/17/2019 r ■	7,000	7,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
ING (US) Funding LLC
2.350% (1 Month
LIBOR USD + 0.270%),
09/04/2018 r	$7,000	$7,000
2.499% (3 Month
LIBOR USD + 0.160%),
01/07/2019 r	4,000	4,002
JP Morgan Securities LLC
2.317% (1 Month
LIBOR USD + 0.250%),
02/12/2019 r ■	26,000	26,000
2.275% (1 Month
LIBOR USD + 0.200%),
04/30/2019 r	23,000	23,000
Lloyds Bank PLC
2.243%, 09/14/2018 €	15,000	14,988
2.292% (1 Month
LIBOR USD + 0.210%),
01/07/2019 r	14,000	14,000
2.219% (1 Month
LIBOR USD + 0.150%),
02/21/2019 r	2,000	2,000
Macquarie Bank Ltd
2.415% (1 Month
LIBOR USD + 0.350%),
10/25/2018 r ■	10,000	10,000
2.286% (1 Month
LIBOR USD + 0.220%),
01/24/2019 r ■	24,000	24,000
National Australia Bank Ltd
2.297% (1 Month
LIBOR USD + 0.230%),
04/11/2019 r ■	20,000	20,000
Nederlandse Waterschaps
1.951%, 09/04/2018 ■ €	15,000	14,998
1.961%, 09/05/2018 ■ €	25,000	24,995
Ontario Teachers’ Finance Trust
2.367% (1 Month
LIBOR USD + 0.300%),
01/11/2019 r ■	15,000	15,000
PSP Capital Inc
1.952%, 09/06/2018 ■ €	10,000	9,997
Suncorp Metway Ltd
2.486%, 09/04/2018 ■ €	23,000	22,995
2.532%, 10/16/2018 ■ €	2,000	1,994
2.476%, 11/21/2018 ■ €	7,000	6,961
Toronto Dominion Bank
2.307% (1 Month
LIBOR USD + 0.240%),
04/12/2019 r ■	15,000	15,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	29

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.239% (1 Month
LIBOR USD + 0.170%),
05/21/2019 r ■	$11,000	$11,000
UBS AG of London
2.573% (3 Month
LIBOR USD + 0.230%),
11/08/2018 r ■	5,000	5,002
Total Financial Company
Commercial Paper
(Cost $590,336)		590,336

Non-Negotiable Time
Deposits - 14.7%
Canadian Imperial Bank of
Commerce, Cayman
Islands Branch
1.880%, 09/04/2018	60,000	60,000
Credit Agricole Corporate
& Investment Bank,
New York Branch
1.870%, 09/04/2018	79,661	79,661
DNB Bank ASA,
Cayman Islands Branch
1.880%, 09/04/2018	140,000	140,000
Skandinaviska Enskilda
Banken, Cayman
Islands Branch
1.870%, 09/04/2018	140,000	140,000
Total Non-Negotiable
Time Deposits
(Cost $419,661)		419,661

Asset Backed
Commercial Paper - 9.0%
Atlantic Asset Securities LLC
2.382% (1 Month
LIBOR USD + 0.300%),
11/05/2018 r ■	10,000	10,000
CAFCO LLC
2.263%, 09/05/2018 ■ €	15,000	14,996
2.265%, 09/12/2018 ■ €	13,000	12,991
2.274%, 09/13/2018 ■ €	10,000	9,992
Chariot Funding LLC
2.470%, 01/29/2019 ■ €	15,000	14,847
Fairway Finance Corp
2.393% (1 Month
LIBOR USD + 0.310%),
09/10/2018 r ■	10,000	10,000
2.263%, 09/11/2018 ■ €	20,000	19,987
2.400% (1 Month
LIBOR USD + 0.340%),
09/17/2018 r ■	15,000	15,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Liberty Street Funding LLC
2.293%, 09/10/2018 ■ €	$20,000	$19,989
Manhattan Asset Funding Co
2.390% (1 Month
LIBOR USD + 0.310%),
11/05/2018 r ■	7,000	7,000
2.390% (1 Month
LIBOR USD + 0.310%),
11/05/2018 r ■	4,000	4,000
Nieuw Amsterdam
Receivables Corp
2.107%, 09/10/2018 ■ €	20,000	19,990
2.159%, 10/03/2018 ■ €	12,000	11,977
Old Line Funding LLC
2.330% (1 Month
LIBOR USD + 0.250%),
09/04/2018 r ■	10,000	10,000
2.297% (1 Month
LIBOR USD + 0.220%),
02/19/2019 r ■	25,000	25,000
2.225% (1 Month
LIBOR USD + 0.150%),
03/04/2019 r ■	20,000	20,000
Starbird Funding Corp
1.950%, 09/04/2018 €	7,500	7,499
Thunder Bay Funding Corp
2.297% (1 Month
LIBOR USD + 0.220%),
02/19/2019 r ■	25,000	25,000
Total Asset Backed
Commercial Paper
(Cost $258,268)		258,268

Non-Financial Company
Commercial Paper - 3.5%
Total Capital Canada Ltd
2.192%, 10/01/2018 ■ €	20,000	19,964
Toyota Credit Canada Inc
2.507% (1 Month
LIBOR USD + 0.430%),
10/12/2018 r	10,000	10,000
Toyota Motor Credit Corp
2.300% (1 Month
LIBOR USD + 0.220%),
12/03/2018 r	12,000	12,000
Toyota Motor Finance
Netherlands BV
2.415% (1 Month
LIBOR USD + 0.350%),
10/26/2018 r	15,000	15,000
2.435% (1 Month
LIBOR USD + 0.360%),
10/30/2018 r	10,000	10,000

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.367% (1 Month
LIBOR USD + 0.300%),
12/07/2018 r	$20,000	$20,000
2.285% (1 Month
LIBOR USD + 0.220%),
01/23/2019 r	13,000	13,000
Total Non-Financial Company
Commercial Paper
(Cost $99,964)		99,964

Variable Rate Demand
Note # - 0.5%
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series 2008
(LOC: Bank of America)
1.940%, 07/01/2032	14,300	14,300
(Cost $14,300)

Other Repurchase
Agreements - 19.6%
BNP Paribas SA
2.140% (OBFR + 0.230%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $47,011
(collateralized by various
securities: Total market
value $49,350) r	47,000	47,000
2.210% (OBFR + 0.300%),
dated 08/31/2018,
matures 10/05/2018,
repurchase price $15,032
(collateralized by various
securities: Total market
value $15,750) r ∞	15,000	15,000
Credit Suisse Securities
(USA) LLC
2.060% (OBFR + 0.150%),
dated 08/28/2018,
matures 09/04/2018,
repurchase price $40,016
(collateralized by various
securities: Total market
value $42,017) r	40,000	40,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.514% (1 Month
LIBOR USD + 0.400%),
dated 08/31/2018,
matures 10/05/2018,
repurchase price $20,049
(collateralized by various
securities: Total market
value $21,006) r ∞	$20,000	$20,000
HSBC Securities (USA) Inc.
2.110% (OBFR + 0.200%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $55,013
(collateralized by various
securities: Total market
value $57,764) r	55,000	55,000
ING Financial Markets LLC
2.010% (OBFR + 0.100%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $109,024
(collateralized by various
securities: Total market
value $114,449) r	109,000	109,000
JP Morgan Securities, LLC
2.340%, dated 08/31/2018,
matures 10/05/2018,
repurchase price $30,068
(collateralized by various
securities: Total market
value $31,551) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
2.230% (OBFR + 0.320%),
dated 08/31/2018,
matures 12/04/2018,
repurchase price $25,147
(collateralized by various
securities: Total market
value $26,250) r ∞	25,000	25,000
MUFG Securities Americas, Inc.
2.010% (OBFR + 0.100%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $85,019
(collateralized by various
securities: Total market
value $89,250) r	85,000	85,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	31

Schedule of Investments August 31, 2018, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
2.170% (OBFR + 0.260%),
dated 08/31/2018,
matures 09/04/2018,
repurchase price $135,033
(collateralized by various
securities: Total market
value $141,487) r	$135,000	$135,000
Total Other Repurchase
Agreements
(Cost $561,000)		561,000

U.S. Treasury Repurchase
Agreements - 0.1%
Bank of Nova Scotia
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $946
(collateralized by U.S.
Treasury obligations: Total
market value $965)	946	946
Credit Agricole Corporate
& Investment Bank
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $2,493
(collateralized by U.S.
Treasury obligations: Total
market value $2,542)	2,492	2,492
Total U.S. Treasury
Repurchase Agreements
(Cost $3,438)		3,438
Total Investments ▲ – 100.1%
(Cost $2,862,583)		2,862,583
Other Assets and Liabilities,
Net – (0.1)%		(3,389)
Total Net Assets – 100.0%		$2,859,194
Retail Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2018, the value of these investments was $766,084 or 26.8% of total net assets.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2018, the value of these investments was $90,000 or 3.1% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2018, the cost of investments for federal income tax purposes was $2,862,583. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

OBFR – Overnight Bank Funding Rate

USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE
Variable Rate Demand
Notes # – 87.0%
Alaska – 0.6%
Marine Terminal Revenue
Refunding Bonds, Exxon
Pipeline Company Project,
1993 Series B
1.550%, 12/01/2033	$2,245	$2,245

Arizona – 2.4%
Arizona Health Facilities
Authority, Catholic
Healthcare West Loan
Program, 2008 Series A
(LOC: JPMorgan
Chase Bank)
1.550%, 07/01/2035	9,000	9,000
Colorado – 1.5%
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
1.530%, 07/01/2027	5,600	5,600
Connecticut – 2.3%
State of Connecticut Health and
Educational Facilities
Authority, Greenwich Hospital
Issue, Series C (LOC:
Bank of America)
1.580%, 07/01/2026	8,375	8,375
District of
Columbia – 2.6%
District of Columbia,
Progressive Life Center,
Series 2008A (LOC:
Branch Banking & Trust)
1.560%, 01/01/2033	1,985	1,985
District of Columbia, The Pew
Charitable Trusts Issue,
Series 2008A (LOC: PNC Bank)
1.560%, 04/01/2038	7,775	7,775
		9,760
Florida – 1.1%
Orange County Health
Facilities Authority, Orlando
Regional Healthcare,
Series 2008E (LOC:
Branch Banking & Trust)
1.590%, 10/01/2026	4,000	4,000
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE
Illinois – 15.3%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988 (LOC: Northern
Trust Company)
1.550%, 03/01/2028	$1,100	$1,100
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
1.590%, 01/01/2048	5,000	5,000
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern
Trust Company)
1.620%, 02/01/2035	12,100	12,100
Illinois Finance Authority,
The Carle Foundation,
Series 2009C (LOC:
Northern Trust Company)
1.560%, 02/15/2033	4,100	4,100
Illinois Finance Authority,
The Latin School of
Chicago Project, Series 2005A
(LOC: JPMorgan Chase Bank)
1.550%, 08/01/2028	9,410	9,410
Illinois Finance Authority, The
University of Chicago Medical
Center, Series 2009E-1 (LOC:
Wells Fargo Bank)
1.540%, 08/01/2043	1,210	1,210
Illinois Finance Authority, The
University of Chicago Medical
Center, Series 2010B (LOC:
Wells Fargo Bank)
1.540%, 08/01/2044	1,570	1,570
Illinois Housing Development
Authority, Multi-Family
Housing Revenue Bonds,
Series 2008 (GTD: FHLMC)
1.720%, 08/01/2038	7,145	7,145
University of Illinois Health
Services Facilities System
Revenue Bonds, Series 1997B
(LOC: Wells Fargo Bank)
1.550%, 10/01/2026	4,500	4,500

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	33

Schedule of Investments  August 31, 2018, all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
University of Illinois, UIC
South Campus Development
Project Revenue Refunding
Bonds, Series 2008 (LOC:
JPMorgan Chase Bank)
1.550%, 01/15/2022	$10,955	$10,955
		57,090
Indiana – 1.5%
Indiana Finance Authority,
DePauw University Project,
Series 2008A (LOC:
Northern Trust Company)
1.530%, 07/01/2036	3,350	3,350
Indiana Finance Authority,
Duke Energy Indiana, Inc
Project, Series 2009A-5
(LOC: Sumitomo
Mitsu Bank)
1.540%, 10/01/2040	2,150	2,150
		5,500
Louisiana – 5.0%
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-2 (LOC: Bank
of New York Mellon)
1.550%, 07/01/2047	3,250	3,250
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3 (LOC: Bank
of New York Mellon)
1.550%, 07/01/2047	3,125	3,125
Parish of St. James, Louisiana,
Nustar Logistics, L.P. Project,
Series 2010B (LOC:
MUFG Bank)
1.580%, 12/01/2040	12,070	12,070
		18,445
Maryland – 5.2%
Maryland Health & Higher
Educational Facilities
Authority, Anne Arundel
Health System Issue,
Series 2009B (LOC:
Bank of America)
1.550%, 07/01/2043	7,000	7,000
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Maryland Health & Higher
Educational Facilities
Authority, Pooled Loan
Program, Series 1985A
(LOC: TD Bank)
1.540%, 04/01/2035	$6,700	$6,700
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A (LOC:
Wells Fargo Bank)
1.550%, 07/01/2034	5,800	5,800
		19,500
Massachusetts – 0.3%
Massachusetts Health
and Educational Facilities
Authority, Southcoast Health
System Obligated Group
Issue, Series 2008C
(LOC: TD Bank)
1.540%, 08/01/2031	1,265	1,265
Michigan – 2.3%
State Building Authority,
State of Michigan,
Series I (LOC: Citibank)
1.560%, 10/15/2052	8,700	8,700
Minnesota – 6.8%
City of Minnetonka,
The Cliffs at Ridgedale,
Series 1995 (GTD: FNMA)
1.640%, 09/15/2025	8,150	8,150
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health C1 (LOC:
Wells Fargo Bank)
1.570%, 11/15/2034	4,150	4,150
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
1.630%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
1.630%, 03/01/2024	3,400	3,400

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota Housing
Finance Agency,
Residential Housing
Finance Bonds, Series 2015G
(SPA: Royal Bank of Canada)
1.560%, 01/01/2034	$4,500	$4,500
		25,310
Mississippi – 1.2%
Mississippi Business
Finance Corporation,
Chevron USA Inc Project,
Series 2009E
1.560%, 12/01/2030	3,465	3,465
Mississippi Business
Finance Corporation,
Chevron USA Inc Project,
Series 2010G
1.540%, 11/01/2035	695	695
Mississippi Business
Finance Corporation,
Chevron USA Inc Project,
Series 2010I
1.540%, 11/01/2035	310	310
		4,470
Nevada – 3.7%
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-1 (LOC:
Sumitomo Mitsui Bank)
1.580%, 07/01/2036	635	635
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3 (LOC:
Bank of America)
1.570%, 07/01/2029	13,090	13,090
		13,725
New York – 7.3%
Dormitory Authority of
the State of New York
Mental Health Services
Facilities Improvement
Revenue Bonds, Series
2003D-2H (LOC:
Royal Bank of Canada)
1.560%, 02/15/2031	8,700	8,700
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Metropolitan Transportation
Authority, Series 2015E-2
(LOC: MUFG Bank)
1.580%, 11/15/2050	$3,385	$3,385
The City of New York,
General Obligation Bonds,
Fiscal 2012 Series A-4
(LOC: MUFG Bank)
1.560%, 08/01/2038	15,000	15,000
		27,085
North Carolina – 0.0%
Durham County Industrial
Facilities & Pollution Control
Financing Authority, Research
Triangle Institute, Series 2007
(LOC: Wells Fargo Bank)
1.450%, 09/01/2037	30	30
Ohio – 8.3%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008
(LOC: PNC Bank)
1.560%, 06/01/2031	10,590	10,590
City of Middletown, Ohio,
Hospital Facilities, Atrium
Medical Center Obligated
Group, Series 2008A
(LOC: PNC Bank)
1.560%, 11/15/2039	9,800	9,800
County of Hamilton, Ohio,
St. Xavier High School
Project, Series 2003
(LOC: PNC Bank)
1.560%, 04/01/2028	6,035	6,035
Ohio Air Quality
Development Authority,
Ohio Valley Electric
Corporation Project,
Series 2009D
(LOC: MUFG Bank)
1.580%, 02/01/2026	4,450	4,450
		30,875
Rhode Island – 5.3%
Narragansett Bay Commission,
Wastewater System Revenue
Refunding Bonds, 2008
Series A (LOC: TD Bank)
1.480%, 09/01/2034	13,900	13,900

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	35

Schedule of Investments  August 31, 2018, all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Rhode Island Health and
Educational Building Corp,
Brown University Issue,
2005 Series A
(SPA: HSBC Bank USA)
1.570%, 05/01/2035	$5,725	$5,725
		19,625
Tennessee – 1.3%
Industrial Development
Board of the City of Loudon,
Tennessee, A.E. Staley
Manufacturing Company
Project, Series 1991
(LOC: Citibank)
1.560%, 06/01/2023	400	400
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series V-C-1 (GTD: FHLB)
1.590%, 06/01/2025	4,480	4,480
		4,880
Texas – 1.9%
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2001A
1.550%, 11/01/2029	6,345	6,345
Tarrant County Cultural
Education Facilities Finance
Corporation, Methodist
Hospitals of Dallas Project,
Series 2008A (LOC: TD Bank)
1.500%, 10/01/2041	790	790
		7,135
Virginia – 6.4%
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series, 2003B
1.550%, 02/15/2038	6,130	6,130
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
1.560%, 02/15/2038	10,480	10,480
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008 (GTD: FHLMC)
1.630%, 04/01/2048	$7,200	$7,200
		23,810
West Virginia – 4.6%
West Virginia Hospital
Finance Authority, Cabell
Huntington Hospital, Inc,
Series 2008B (LOC:
Branch Banking & Trust)
1.580%, 01/01/2034	17,000	17,000
Wyoming – 0.1%
Sweetwater County, Wyoming
Pollution Control Revenue,
PacifiCorp Project, Series 1994
(LOC: Bank of Nova Scotia)
1.580%, 11/01/2024	400	400
Total Municipal Debt
(Cost $323,825)		323,825
Other Municipal
Securities – 4.7%
Hamilton Southeastern
Consolidated School Building
Corp, Hamilton County,
Indiana, Series 2018
3.000%, 12/15/2018	2,550	2,558
State of Oregon, Series 2017A
5.000%, 09/28/2018	15,000	15,041
Total Other Municipal
Securities (Cost $17,599)		17,599
Non - Financial Company
Commercial Paper – 4.6%
University of Michigan
1.350%, 10/03/2018
(Cost $17,000)	17,000	17,000
Total Investments ▲ – 96.3%
(Cost $358,424)		358,424
Other Assets and Liabilities,
Net – 3.7%		13,577
Total Net Assets – 100.0%		$372,001

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Retail Tax Free Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.
▲	On August 31, 2018, the cost of investments for federal income tax purposes was $358,424. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Association

FNMA – Federal National Mortgage Association

GTD – Guaranteed

LOC – Letter of Credit

SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	37

Schedule of Investments   August 31, 2018, all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 35.4%
U.S. Treasury Bills Ä
1.768%, 09/13/2018	$100,000	$99,936
1.885%, 10/04/2018	320,000	319,430
1.922%, 10/11/2018	300,000	299,343
1.936%, 10/18/2018	150,000	149,613
1.930%, 10/25/2018	150,000	149,558
U.S. Treasury Notes
0.875%, 10/15/2018	450,000	449,487
0.750%, 10/31/2018	60,000	59,874
1.250%, 10/31/2018	35,000	34,953
2.261% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2018 r	175,000	175,028
1.375%, 11/30/2018	50,000	49,929
1.125%, 01/31/2019	150,000	149,507
1.250%, 01/31/2019	26,000	25,922
2.231% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
01/31/2019 r	249,263	249,320
1.000%, 03/15/2019	275,000	273,145
2.161% (3 Month
U.S. Treasury Money
Market Yield + 0.070%),
04/30/2019 r	51,650	51,695
2.151% (3 Month
U.S. Treasury Money
Market Yield + 0.060%),
07/31/2019 r	400,000	400,012
2.139% (3 Month
U.S. Treasury Money
Market Yield + 0.048%),
10/31/2019 r	335,000	335,024
2.091% (3 Month
U.S. Treasury Money
Market Yield + 0.000%),
01/31/2020 r	330,000	329,917
2.124% (3 Month
U.S. Treasury Money
Market Yield + 0.033%),
04/30/2020 r	600,000	600,034
2.134% (3 Month
U.S. Treasury Money
Market Yield + 0.043%),
07/31/2020 r	310,000	310,008
Total U.S. Treasury Debt
(Cost $4,511,735)		4,511,735

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements - 64.7%
Bank of Nova Scotia
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $607,032
(collateralized by
U.S. Treasury obligations:
Total market
value $619,038)	$606,900	$606,900
BNP Paribas SA
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $700,152
(collateralized by
U.S. Treasury obligations:
Total market
value $714,000)	700,000	700,000
1.970%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $200,044
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.930%, dated 08/30/2018,
matures 09/06/2018,
repurchase price $250,094
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000
1.940%, dated 07/19/2018,
matures 09/19/2018,
repurchase price $150,502
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.950%, dated 05/22/2018,
matures 09/24/2018,
repurchase price $176,185
(collateralized by
U.S. Treasury obligations:
Total market
value $178,500)	175,000	175,000
1.960%, dated 06/26/2018,
matures 09/26/2018,
repurchase price $502,504
(collateralized by
U.S. Treasury obligations:
Total market
value $510,000)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.970%, dated 06/11/2018,
matures 09/27/2018,
repurchase price $100,591
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
Credit Agricole Corporate &
Investment Bank
1.920%, dated 08/03/2018,
matures 09/04/2018,
repurchase price $150,256
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price 1,599,011
(collateralized by
U.S. Treasury obligations:
Total market
value $1,630,638)	1,598,665	1,598,665
1.920%, dated 08/07/2018,
matures 09/07/2018,
repurchase price $250,413
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000
HSBC Securities (USA) Inc.
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $400,087
(collateralized by
U.S. Treasury obligations:
Total market
value $408,088)	400,000	400,000
1.960%, dated 08/31/2018,
matures 09/05/2018,
repurchase price $250,068
(collateralized by
U.S. Treasury obligations:
Total market
value $255,056)	250,000	250,000
1.930%, dated 08/30/2018,
matures 09/06/2018,
repurchase price $275,103
(collateralized by
U.S. Treasury obligations:
Total market
value $280,575)	275,000	275,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
1.900%, dated 08/21/2018,
matures 09/04/2018,
repurchase price $50,037
(collateralized by
U.S. Treasury obligations:
Total market
value $51,000)	$50,000	$50,000
1.950%, dated 08/28/2018,
matures 09/04/2018,
repurchase price $100,038
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
1.960%, dated 08/27/2018,
matures 09/10/2018,
repurchase price $100,076
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $150,033
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
RBC Dominion Securities Inc.
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $500,108
(collateralized by
U.S. Treasury obligations:
Total market
value $510,000)	500,000	500,000
1.950%, dated 06/14/2018,
matures 09/14/2018,
repurchase price $150,748
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.920%, dated 08/20/2018,
matures 09/20/2018,
repurchase price $150,248
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	39

Schedule of Investments   August 31, 2018, all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
1.920%, dated 08/20/2018,
matures 09/25/2018,
repurchase price $150,288
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	$150,000	$150,000
Societe Generale SA
1.930% (Overnight Bank
Funding Rate + 0.020%),
dated 08/31/2018,
matures 09/07/2018,
repurchase price $800,300
(collateralized by
U.S. Treasury obligations:
Total market
value $816,000) r	800,000	800,000
TD Securities (USA) LLC
1.950%, dated 08/31/2018,
matures 09/04/2018,
repurchase price $500,108
(collateralized by
U.S. Treasury obligations:
Total market
value $510,000)	500,000	500,000
Total U.S. Treasury
Repurchase Agreements
(Cost $8,255,565)		8,255,565
Total Investments ▲ – 100.1%
(Cost $12,767,300)		12,767,300
Other Assets and Liabilities,
Net – (0.1)%		(7,715)
Total Net Assets – 100.0%		$12,759,585

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Rate shown is effective yield as of August 31, 2018.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2018.

▲	On August 31, 2018, the cost of investments for federal income tax purposes was $12,767,300. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.1%
U.S. Treasury Bills Ä
1.593%, 09/06/2018	$81,514	$81,492
1.756%, 09/13/2018	218,713	218,574
1.805%, 09/20/2018	138,785	138,646
1.844%, 09/27/2018	215,644	215,346
1.867%, 10/04/2018	96,750	96,579
1.905%, 10/11/2018	40,332	40,244
1.916%, 10/18/2018	91,256	91,023
1.918%, 10/25/2018	25,000	24,927
1.942%, 11/01/2018	20,000	19,933
1.972%, 11/08/2018	1,693	1,687
2.038%, 11/29/2018	3,055	3,039
U.S. Treasury Notes
0.875%, 10/15/2018	10,000	9,987
0.750%, 10/31/2018	10,000	9,980
2.261% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2018 r	47,414	47,428
1.125%, 01/15/2019	5,000	4,981
1.125%, 01/31/2019	2,894	2,884
1.250%, 01/31/2019	5,000	4,985
2.231% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
01/31/2019 r	27,163	27,183
1.375%, 02/28/2019	7,682	7,650
1.500%, 02/28/2019	6,000	5,978
1.000%, 03/15/2019	6,446	6,403
2.161% (3 Month
U.S. Treasury Money
Market Yield + 0.070%),
04/30/2019 r	51,914	51,944
2.151% (3 Month
U.S. Treasury Money
Market Yield + 0.060%),
07/31/2019 r	25,000	25,006
2.139% (3 Month
U.S. Treasury Money
Market Yield + 0.048%),
10/31/2019 r	16,306	16,311
2.091% (3 Month U.S.
Treasury Money Market
Yield + 0.000%),
01/31/2020 r	68,513	68,502

U.S. Treasury Money Market Fund (concl.)

DESCRIPTION	PAR	VALUE >
2.124% (3 Month
U.S. Treasury Money
Market Yield + 0.033%),
04/30/2020 r	$47,306	$47,307
2.134% (3 Month
U.S. Treasury Money
Market Yield + 0.043%),
07/31/2020 r	4,004	4,005
Total U.S. Treasury Debt
(Cost $1,272,024)		1,272,024
Total Investments ▲ – 100.1%
(Cost $1,272,024)		1,272,024
Other Assets and Liabilities,
Net – (0.1)%		(1,512)
Total Net Assets – 100.0%		$1,270,512

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Rate shown is effective yield as of August 31, 2018.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2018.

▲	On August 31, 2018, the cost of investments for federal income tax purposes was $1,272,024. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	41

Statements of Assets and Liabilities  August 31, 2018, all dollars and shares are rounded to thousands (000 omitted), except per share data

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Investments, in securities, at cost	$18,550,725	$1,104,931	$2,298,145	$358,424	$4,511,735	$1,272,024
Repurchase agreements, at cost	17,884,304	234,693	564,438	—	8,255,565	—
ASSETS:
Investments, in securities, at value	$18,550,725	$1,105,079	$2,298,145	$358,424	$4,511,735	$1,272,024
Repurchase agreements, at value	17,884,304	234,693	564,438	—	8,255,565	—
Cash	1	—	1	8	1	1
Receivable for investments sold	—	—	—	12,894	—	—
Receivable for interest	29,552	776	1,894	1,173	13,413	642
Prepaid directors’ retainer	43	10	11	9	20	10
Prepaid expenses and other assets	41	36	34	31	35	10
Total assets	36,464,666	1,340,594	2,864,523	372,539	12,780,769	1,272,687
LIABILITIES:
Dividends payable	51,009	2,111	4,097	372	17,997	1,755
Payable for investments purchased	50,000	—	—	—	—	—
Payable to affiliates (note 3)	5,513	170	436	52	1,904	200
Payable for distribution and shareholder services	3,503	129	762	89	1,227	190
Accrued expenses and other liabilities	162	31	34	25	56	30
Total liabilities	110,187	2,441	5,329	538	21,184	2,175
Net assets	$36,354,479	$1,338,153	$2,859,194	$372,001	$12,759,585	$1,270,512
COMPOSITION OF NET ASSETS:
Portfolio capital	$36,354,497	$1,338,009	$2,859,193	$372,009	12,759,583	$1,270,506
Undistributed (distributions in excess of ) net investment income	(18)	(4)	1	5	2	6
Accumulated net realized gain (loss) on investments (note 2)	—	—	—	(13)	—	—
Net unrealized appreciation of investments	—	148	—	—	—	—
Net assets	$36,354,479	$1,338,153	$2,859,194	$372,001	$12,759,585	$1,270,512

42	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class A (note 1):
Net assets	$354,127	$—	$1,151,807	$33,861	$185,799	$43,845
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	354,125	—	1,151,806	33,860	185,801	43,838
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D (note 1):
Net assets	$4,106,912	$—	$—	—	$1,461,918	$49,769
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,106,879	—	—	—	1,461,933	49,763
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class G:
Net assets	$—	$—	$—	$—	$79,648	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	—	79,649	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$1.00	$—

Class P:
Net assets	$20	$—	$—	$—	$20	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	20	—	—	—	20	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$—	$77,695	$984	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	77,684	984	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0001	$1.00	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	43

Statements of Assets and Liabilities  August 31, 2018, all dollars and shares are rounded to thousands (000 omitted), except per share data

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class U:
Net assets	$125,744	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	125,744	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

Class V:
Net assets	$1,786,350	$148,228	$40,102	$536	$416,145	$57,661
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,786,338	148,215	40,102	536	416,149	57,658
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$5,859,028	$40,026	$18,748	$—	$1,989,132	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	5,859,016	40,018	18,747	—	1,989,133	—
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$—	$1.00	$—

Class Y:
Net assets	$9,440,721	$509,603	$1,301,030	$316,973	$2,692,690	$684,906
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,440,659	509,538	1,301,030	316,964	2,692,712	684,863
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$14,681,577	$562,601	$346,523	$20,631	$5,934,233	$434,331
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	14,681,471	562,538	346,524	20,628	5,934,276	434,298
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

* 20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

** 20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

44	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Statements of Operations  For the year ended August 31, 2018, all dollars are rounded to thousands (000 omitted)

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Interest income	$520,246	$16,302	$49,812	$5,315	$167,960	$19,544
Total investment income	520,246	16,302	49,812	5,315	167,960	19,544
EXPENSES (notes 1 & 3):
Investment advisory fees	34,444	907	2,793	429	10,955	1,318
Administration fees and expenses	44,780	1,248	4,233	592	14,285	1,743
Transfer agent fees and expenses	177	183	117	107	182	127
Custodian fees	1,722	45	140	22	548	66
Legal fees	159	48	44	34	73	42
Audit fees	135	27	33	26	58	29
Registration fees	44	51	32	35	46	10
Postage and printing fees	244	8	269	11	94	9
Directors’ fees	409	98	116	95	186	103
Other expenses	399	101	63	46	174	91
Distribution and shareholder servicing (12b-1) fees:
Class A	756	—	2,725	90	455	105
Class D	4,952	—	—	—	2,167	117
Class G	—	—	—	—	567	—
Shareholder servicing (non 12b-1) fees:
Class A	805	—	2,869	90	458	105
Class D	8,253	—	—	—	3,612	195
Class G	—	—	—	—	283	—
Class T	—	147	1	—	—	—
Class V	2,063	87	46	1	520	62
Class Y	22,287	924	3,240	868	6,640	1,853
Total expenses	121,629	3,874	16,721	2,446	41,303	5,975
Less: Fee waivers (note 3)	(19,016)	(1,100)	(1,555)	(521)	(6,125)	(880)
Total net expenses	102,613	2,774	15,166	1,925	35,178	5,095
Investment income – net	417,633	13,528	34,646	3,390	132,782	14,449
Net gain (loss) on investments	4	—	1	(13)	2	9
Net change in unrealized appreciation (depreciation) on investments	—	106	—	—	—	—
Net increase in net assets resulting from operations	$417,637	$13,634	$34,647	$3,377	$132,784	$14,458

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets  August 31, 2018, all dollars are rounded to thousands (000 omitted)

	Government		Institutional Prime		Retail Prime
	Obligations Fund		Obligations Fund		Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2018	8/31/2017	8/31/2018	8/31/2017	8/31/2018	8/31/2017
OPERATIONS:
Investment income – net	$417,633	$131,264	$13,528	$4,888	$34,646	$11,701
Net realized gain on investments	4	181	—	17	1	—
Net change in unrealized appreciation (depreciation) on investments	—	—	106	42	—	—
Net increase in net assets resulting from operations	417,637	131,445	13,634	4,947	34,647	11,701
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1):
Investment income – net:
Class A	(2,457)	(244)	—	(10)	(11,781)	(2,999)
Class D	(30,270)	(5,057)	—	(7)	—	—
Class P	—	—	—	—	—	—
Class T	—	—	(1,000)	(472)	(5)	—
Class U	(1,203)	—	—	—	—	—
Class V	(24,658)	(6,862)	(1,305)	(423)	(685)	(112)
Class X	(55,443)	(14,788)	(286)	—	(490)	(353)
Class Y	(94,692)	(21,690)	(4,882)	(1,483)	(17,354)	(6,060)
Class Z	(208,910)	(82,622)	(6,055)	(2,493)	(4,331)	(2,177)
From net realized gains:
Class T	—	—	—	(1)	—	—
Class V	—	—	—	(1)	—	—
Class Y	—	(1)	—	(5)	—	—
Class Z	—	(1)	—	(4)	—	—
Total distributions	(417,633)	(131,265)	(13,528)	(4,899)	(34,646)	(11,701)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	1,588,218	1,353,588	—	100,676	1,222,188	1,446,330
Reinvestment of distributions	792	64	—	13	10,315	2,342
Payments for redemptions	(1,547,989)	(1,240,020)	—	(736,379)	(1,222,786)	(1,137,602)
Increase (decrease) in net assets from Class A transactions	41,021	113,632	—	(635,690)	9,717	311,070
Class D:
Proceeds from sales	8,569,187	7,301,049	—	102,056	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(7,657,716)	(8,126,530)	—	(412,880)	—	—
Increase (decrease) in net assets from D transactions	911,471	(825,481)	—	(310,824)	—	—
Class P:
Proceeds from sales	20	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Increase in net assets from P transactions	20	—	—	—	—	—

46	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

	Government		Institutional Prime		Retail Prime
	Obligations Fund		Obligations Fund		Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2018	8/31/2017	8/31/2018	8/31/2017	8/31/2018	8/31/2017
Class T:
Proceeds from sales	—	—	321,425	409,108	1,194	912
Reinvestment of distributions	—	—	8	4	4	—
Payments for redemptions	—	—	(316,388)	(768,107)	(376)	(757)
Increase (decrease) in net assets from Class T transactions	—	—	5,045	(358,995)	822	155
Class U:
Proceeds from sales	584,598	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(458,854)	—	—	—	—	—
Increase in net assets from U transactions	125,744	—	—	—	—	—
Class V:
Proceeds from sales	11,451,063	15,196,733	346,758	547,073	90,533	102,806
Reinvestment of distributions	27	7	—	—	—	—
Payments for redemptions	(11,660,185)	(14,403,331)	(257,116)	(673,179)	(78,370)	(74,877)
Increase (decrease) in net assets from Class V transactions	(209,095)	793,409	89,642	(126,106)	12,163	27,929
Class X:
Proceeds from sales	22,705,393	14,450,487	496,635	37	105,613	308,731
Reinvestment of distributions	4,571	632	1	—	—	—
Payments for redemptions	(20,404,453)	(11,575,837)	(456,663)	—	(116,597)	(279,000)
Increase (decrease) in net assets from Class X transactions	2,305,511	2,875,282	39,973	37	(10,984)	29,731
Class Y:
Proceeds from sales	48,013,738	42,808,594	1,063,904	1,547,905	1,405,263	2,311,104
Reinvestment of distributions	10,540	3,334	31	14	159	69
Payments for redemptions	(47,278,119)	(41,511,182)	(887,984)	(2,334,863)	(1,247,292)	(2,093,840)
Increase (decrease) in net assets from Class Y transactions	746,159	1,300,746	175,951	(786,944)	158,130	217,333
Class Z:
Proceeds from sales	207,677,181	151,886,631	2,352,079	2,289,818	593,040	788,364
Reinvestment of distributions	12,233	4,412	281	123	41	4
Payments for redemptions	(209,450,030)	(146,546,200)	(2,099,351)	(4,992,437)	(525,017)	(558,243)
Increase (decrease) in net assets from Class Z transactions	(1,760,616)	5,344,843	253,009	(2,702,496)	68,064	230,125
Increase (decrease) in net assets from capital share transactions	2,160,215	9,602,431	563,620	(4,921,018)	237,912	816,343
Total increase (decrease) in net assets	2,160,219	9,602,611	563,726	(4,920,970)	237,913	816,343
Net assets at beginning of year	34,194,260	24,591,649	774,427	5,695,397	2,621,281	1,804,938
Net assets at end of year	$36,354,479	$34,194,260	$1,338,153	$774,427	$2,859,194	$2,621,281
Undistributed (distributions in excess of) net investment income	$(18)	$(22)	$(4)	$(4)	$1	$—
*	Commencement of Operations.
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets  August 31, 2018, all dollars are rounded to thousands (000 omitted)

	Retail Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2018	8/31/2017	8/31/2018	8/31/2017	8/31/2018	8/31/2017
OPERATIONS:
Investment income – net	$3,390	$1,177	$132,782	$35,238	$14,449	$3,027
Net realized gain (loss) on investments	(13)	5	2	—	9	(1)
Net increase in net assets resulting from operations	3,377	1,182	132,784	35,238	14,458	3,026
DISTRIBUTIONS TO SHARE HOLDERS FROM :
Investment income – net:
Class A	(169)	(16)	(1,375)	(180)	(316)	(21)
Class D	—	—	(13,292)	(2,202)	(661)	(93)
Class G	—	—	(616)	(22)	—	—
Class P	—	—	—	—	—	—
Class V	(8)	(7)	(6,189)	(2,027)	(741)	(121)
Class X	—	—	(12,249)	(654)	—	—
Class Y	(2,749)	(891)	(28,634)	(6,178)	(7,698)	(1,349)
Class Z	(464)	(263)	(70,427)	(23,975)	(5,033)	(1,443)
From net realized gains:
Class A	—	—	—	(2)	—	(2)
Class D	—	—	—	(9)	—	(3)
Class G	—	—	—	(1)	—	—
Class V	—	—	—	(3)	—	(1)
Class X	—	—	—	(1)	—	—
Class Y	—	—	—	(15)	—	(20)
Class Z	—	—	—	(32)	—	(11)
Total distributions	(3,390)	(1,177)	(132,782)	(35,301)	(14,449)	(3,064)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE :
Class A:
Proceeds from sales	69,621	50,305	499,051	497,216	1,601,084	2,070,134
Reinvestment of distributions	61	6	35	4	23	1
Payments for redemptions	(67,991)	(61,114)	(553,060)	(531,683)	(1,590,571)	(2,127,603)
Increase (decrease) in net assets from Class A transactions	1,691	(10,803)	(53,974)	(34,463)	10,536	(57,468)
Class D:
Proceeds from sales	—	—	3,657,068	3,943,064	611,996	429,862
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(3,716,822)	(4,392,337)	(636,196)	(450,165)
Decrease in net assets from Class D transactions	—	—	(59,754)	(449,273)	(24,200)	(20,303)

48	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

	Retail Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2018	8/31/2017	8/31/2018	8/31/2017	8/31/2018	8/31/2017
Class G:
Proceeds from sales	—	—	1,080,028	192,778	—	—
Reinvestment of distributions	—	—	320	8	—	—
Payments for redemptions	—	—	(1,105,916)	(196,898)	—	—
Decrease in net assets from G transactions	—	—	(25,568)	(4,112)	—	—
Class P:
Proceeds from sales	—	—	20	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Increase in net assets from P transactions	—	—	20	—	—	—
Class V:
Proceeds from sales	7,605	13,039	4,913,110	4,281,862	631,738	75,342
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(8,941)	(12,869)	(4,988,185)	(4,347,457)	(617,888)	(63,966)
Increase (decrease) in net assets from Class V transactions	(1,336)	170	(75,075)	(65,595)	13,850	11,376
Class X:
Proceeds from sales	—	—	6,507,815	323,441	—	—
Reinvestment of distributions	—	—	1,248	—	—	—
Payments for redemptions	—	—	(4,627,096)	(283,533)	—	—
Increase in net assets from X transactions	—	—	1,881,967	39,908	—	—
Class Y:
Proceeds from sales	891,398	433,382	15,040,921	14,114,018	1,461,447	1,207,701
Reinvestment of distributions	—	—	6,491	528	45	5
Payments for redemptions	(834,458)	(462,617)	(14,931,774)	(14,097,328)	(1,473,057)	(1,124,203)
Increase (decrease) in net assets from Class Y transactions	56,940	(29,235)	115,638	17,218	(11,565)	83,503
Class Z:
Proceeds from sales	296,875	312,382	33,610,250	28,050,072	4,341,602	1,743,491
Reinvestment of distributions	—	—	17,187	4,889	49	—
Payments for redemptions	(308,644)	(342,744)	(32,348,265)	(27,525,121)	(4,299,985)	(1,760,624)
Increase (decrease) in net assets from Class Z transactions	(11,769)	(30,362)	1,279,172	529,840	41,666	(17,133)
Increase (decrease) in net assets from capital share transactions	45,526	(70,230)	3,062,426	33,523	30,287	(25)
Total increase (decrease) in net assets	45,513	(70,225)	3,062,428	33,460	30,296	(63)
Net assets at beginning of year	326,488	396,713	9,697,157	9,663,697	1,240,216	1,240,279
Net assets at end of year	$372,001	$326,488	$12,759,585	$9,697,157	$1,270,512	$1,240,216
Undistributed (distributions in excess of) net investment income	$5	$—	$2	$—	$6	$(2)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	49

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Government Obligations Fund
Class A
2018	$1.00	$0.008		$(0.008)	$—	$1.00	0.76%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2018	$1.00	$0.009		$(0.009)	$—	$1.00	0.91%
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2018[3]	$1.00	$0.011		$(0.011)	$—	$1.00	1.08%
Class U
2018[4]	$1.00	$0.009		$(0.009)	$—	$1.00	0.86%
Class V
2018	$1.00	$0.012		$(0.012)	$—	$1.00	1.21%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class X
2018	$1.00	$0.014		$(0.014)	$—	$1.00	1.37%
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[5]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2018	$1.00	$0.011		$(0.011)	$—	$1.00	1.06%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2018	$1.00	$0.013		$(0.013)	$—	$1.00	1.33%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

50	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Government Obligations Fund
Class A
2018	$354,127	0.75%	0.76%	0.77%	0.74%
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
2014	258,329	0.09	0.01	0.80	(0.70)
Class D
2018	$4,106,912	0.60%	0.92%	0.64%	0.88%
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
2014	2,673,198	0.09	0.01	0.65	(0.55)
Class P
2018[3]	$20	0.16%	1.52%	0.23%	1.45%
Class U
2018[4]	$125,744	0.12%	1.72%	0.24%	1.60%
Class V
2018	$1,786,350	0.30%	1.20%	0.34%	1.16%
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)
2014	1,655,967	0.09	0.01	0.35	(0.25)
Class X
2018	$5,859,028	0.14%	1.39%	0.24%	1.29%
2017	3,553,517	0.14	0.61	0.24	0.51
2016[5]	678,224	0.14	0.28	0.24	0.18
Class Y
2018	$9,440,721	0.45%	1.06%	0.49%	1.02%
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
2014	5,573,724	0.09	0.01	0.50	(0.40)
Class Z
2018	$14,681,577	0.18%	1.32%	0.24%	1.26%
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
2014	6,678,107	0.09	0.01	0.25	(0.15)
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	51

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Realized and		Distributions	Net Asset
	Value	Net		from Net	Unrealized		from Net	Value
	Beginning	Investment		Investment	(Losses)		Realized Gains	End of	Total
	of Period	Income		Income	on Investments		on Investments	Period	Return[1]
Institutional Prime Obligations Fund*
Class T
2018	$1.0000	$0.0134		$(0.0134)	$0.0001		$—	$1.0001	1.36%
2017	1.0000	0.0049		(0.0049)	0.0000	[2]	(0.0000)[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—		—	1.00	0.05
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class V
2018	$1.0000	$0.0144		$(0.0144)	$0.0001		$—	$1.0001	1.46%
2017	1.0000	0.0059		(0.0059)	0.0000	[2]	(0.0000)[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—		—	1.00	0.12
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class X
2018	$1.0001	$0.0160		$(0.0160)	$0.0001		$—	$1.0002	1.63%
2017	1.0000	0.0075		(0.0075)	0.0001		(0.0000)[2]	1.0001	0.76
2016[3]	1.00	0.001		(0.001)	—		—	1.00	0.14
Class Y
2018	$1.0000	$0.0129		$(0.0129)	$0.0001		$—	$1.0001	1.30%
2017	1.0000	0.0044		(0.0044)	0.0000	[2]	(0.0000)[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class Z
2018	$1.0000	$0.0159		(0.0159)	$0.0001		$—	$1.0001	1.61%
2017	1.0000	0.0069		(0.0069)	0.0000	[2]	(0.0000)[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—		—	1.00	0.21
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

52	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2018	$77,695	0.40%	1.36%	0.50%	1.26%
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
2015	670,064	0.19	0.02	0.45	(0.24)
2014	618,017	0.17	0.02	0.45	(0.26)
Class V
2018	$148,228	0.30%	1.51%	0.40%	1.41%
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
2015	251,838	0.19	0.02	0.35	(0.14)
2014	219,605	0.17	0.02	0.35	(0.16)
Class X
2018	$40,026	0.14%	1.99%	0.28%	1.85%
2017	47	0.14	0.93	0.36	0.71
2016[3]	10	0.14	0.33	0.25	0.22
Class Y
2018	$509,603	0.45%	1.32%	0.55%	1.22%
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
2015	3,711,698	0.19	0.02	0.50	(0.29)
2014	3,449,035	0.17	0.02	0.50	(0.31)
Class Z
2018	$562,601	0.15%	1.67%	0.30%	1.52%
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16
2015	4,104,706	0.18	0.02	0.24	(0.04)
2014	3,895,152	0.17	0.02	0.25	(0.06)
*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	53

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[1]
Retail Prime Obligations Fund
Class A
2018	$1.00	$0.010		$(0.010)	$1.00	1.03%
2017	1.00	0.003		(0.003)	1.00	0.26
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2018	$1.00	$0.014		$(0.014)	$1.00	1.39%
2017	1.00	0.006		(0.006)	1.00	0.60
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2018	$1.00	$0.015		$(0.015)	$1.00	1.49%
2017	1.00	0.007		(0.007)	1.00	0.70
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2018	$1.00	$0.016		$(0.016)	$1.00	1.65%
2017[4]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2018	$1.00	$0.013		$(0.013)	$1.00	1.34%
2017	1.00	0.006		(0.006)	1.00	0.55
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2018	$1.00	$0.016		$(0.016)	$1.00	1.59%
2017	1.00	0.008		(0.008)	1.00	0.80
2016[3]	1.00	0.001		(0.001)	1.00	0.05
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

54	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Prime Obligations Fund
Class A
2018	$1,151,807	0.75%	1.03%	0.80%	0.98%
2017	1,142,089	0.74	0.27	0.82	0.19
2016[3]	831,019	0.60	0.02	0.84	(0.22)
Class T
2018	$984	0.40%	1.60%	0.47%	1.53%
2017	162	0.40	0.68	0.46	0.62
2016[3]	7	0.39	0.23	0.45	0.17
Class V
2018	$40,102	0.30%	1.49%	0.36%	1.43%
2017	27,939	0.30	0.75	0.36	0.69
2016[3]	10	0.30	0.33	0.42	0.21
Class X
2018	$18,748	0.14%	1.63%	0.26%	1.51%
2017[4]	29,731	0.14	0.95	0.26	0.83
Class Y
2018	$1,301,030	0.45%	1.34%	0.51%	1.28%
2017	1,142,900	0.45	0.56	0.52	0.49
2016[3]	925,567	0.45	0.17	0.54	0.08
Class Z
2018	$346,523	0.20%	1.59%	0.26%	1.53%
2017	278,460	0.20	0.82	0.26	0.76
2016[3]	48,335	0.20	0.41	0.29	0.32
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	55

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[1]
Retail Tax Free Obligations Fund*
Class A
2018	$1.00	$0.005		$(0.005)	$1.00	0.47%
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class V
2018	$1.00	$0.009		$(0.009)	$1.00	0.92%
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class Y
2018	$1.00	$0.008		$(0.008)	$1.00	0.77%
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class Z
2018	$1.00	$0.010		$(0.010)	$1.00	1.02%
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.

56	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2018	$33,861	0.75%	0.47%	0.87%	0.35%
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
2014	102,926	0.08	0.00	0.84	(0.76)
Class V
2018	$536	0.30%	0.89%	0.42%	0.77%
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
2014	5,590	0.08	0.00	0.39	(0.31)
Class Y
2018	$316,973	0.45%	0.79%	0.57%	0.67%
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
2014	403,760	0.08	0.00	0.54	(0.46)
Class Z
2018	$20,631	0.20%	1.03%	0.32%	0.91%
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)
2014	133,374	0.08	0.00	0.29	(0.21)
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	57

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions		Distributions	Net Asset
	Value	Net		from Net		from Net	Value
	Beginning	Investment		Investment		Realized Gains	End of	Total
	of Period	Income		Income		on Investments	Period	Return[1]
Treasury Obligations Fund
Class A
2018	$1.00	$0.008		$(0.008)		$—	$1.00	0.77%
2017	1.00	0.001		(0.001)		(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000	)2	(0.000)[2]	1.00	0.00
2015	1.00	—		—		—	1.00	0.00
2014	1.00	—		—		—	1.00	0.00
Class D
2018	$1.00	$0.009		$(0.009)		$—	$1.00	0.92%
2017	1.00	0.001		(0.001)		(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]		(0.000)[2]	1.00	0.00
2015	1.00	—		—		—	1.00	0.00
2014	1.00	—		—		—	1.00	0.00
Class G
2018	$1.00	$0.006		$(0.006)		$—	$1.00	0.57%
2017	1.00	0.000	[2]	(0.000)[2]		(0.000)[2]	1.00	0.02
2016	1.00	0.000	[2]	(0.000)[2]		(0.000)[2]	1.00	0.00
2015	1.00	—		—		—	1.00	0.00
2014	1.00	—		—		—	1.00	0.00
Class P
2018[3]	$1.00	$0.011		$(0.011)		$—	$1.00	1.07%
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

58	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Treasury Obligations Fund
Class V
2018	$1.00	$0.012		$(0.012)	$—	$1.00	1.22%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
Class X
2018	$1.00	$0.014		$(0.014)	$—	$1.00	1.38%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[4]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2018	$1.00	$0.011		$(0.011)	$—	$1.00	1.07%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
Class Z
2018	$1.00	$0.013		$(0.013)	$—	$1.00	1.34%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[4]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	59

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Treasury Obligations Fund
Class A
2018	$185,799	0.75%	0.75%	0.79%	0.71%
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
2014	355,633	0.08	0.00	0.80	(0.72)
Class D
2018	$1,461,918	0.60%	0.92%	0.64%	0.88%
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
2014	1,557,573	0.08	0.00	0.65	(0.57)
Class G
2018	$79,648	0.94%	0.54%	0.99%	0.49%
2017	105,216	0.66	0.02	0.99	(0.31)
2016	109,329	0.29	0.00	0.99	(0.70)
2015	122,113	0.09	0.00	1.00	(0.91)
2014	130,962	0.08	0.00	1.00	(0.92)
Class P
2018[3]	$20	0.16%	1.52%	0.23%	1.45%

3       Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Treasury Obligations Fund
Class V
2018	$416,145	0.30%	1.19%	0.34%	1.15%
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)
2014	585,522	0.08	0.00	0.35	(0.27)
Class X
2018	$1,989,132	0.14%	1.59%	0.24%	1.49%
2017	107,165	0.14	0.55	0.24	0.45
2016[4]	67,258	0.14	0.26	0.25	0.15
Class Y
2018	$2,692,690	0.45%	1.08%	0.49%	1.04%
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
2014	2,444,902	0.08	0.00	0.50	(0.42)
Class Z
2018	$5,934,233	0.18%	1.34%	0.24%	1.28%
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)
2014	2,339,006	0.08	0.00	0.25	(0.17)

4       Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	61

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
U.S. Treasury Money Market Fund
Class A
2018	$1.00	$0.007		$(0.007)	$—	$1.00	0.74%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class D
2018	$1.00	$0.009		$(0.009)	$—	$1.00	0.89%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class V
2018	$1.00	$0.012		$(0.012)	$—	$1.00	1.20%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Y
2018	$1.00	$0.010		$(0.010)	$—	$1.00	1.04%
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Z
2018	$1.00	$0.013		$(0.013)	$—	$1.00	1.30%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001		(0.001)	—	1.00	0.07
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.

62	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2018	$43,845	0.75%	0.75%	0.82%	0.68%
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
2014	46,589	0.05	0.00	0.84	(0.79)
Class D
2018	$49,769	0.60%	0.85%	0.67%	0.78%
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
2014	236,624	0.05	0.00	0.69	(0.64)
Class V
2018	$57,661	0.30%	1.20%	0.37%	1.13%
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
2014	89,260	0.05	0.00	0.38	(0.33)
Class Y
2018	$684,906	0.45%	1.04%	0.52%	0.97%
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
2014	337,908	0.05	0.00	0.54	(0.49)
Class Z
2018	$434,331	0.20%	1.27%	0.27%	1.20%
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)
2014	264,529	0.05	0.00	0.29	(0.24)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	63

Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

1> Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds. Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P (effective December 18, 2017) and Class X shares, and Government Obligations Fund offers Class U shares (effective February 26, 2018). Effective August 23, 2018, Class G shares of Treasury Obligations Fund closed to new investors.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class X, Class Y, and Class Z shares. Class A and Class D shares closed on December 8, 2016.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

64	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

2> Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2018, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	65

Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2018, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Government Agency Debt	$—	$17,676,337	$—	$17,676,337
U.S. Treasury Repurchase Agreements	—	15,584,304	—	15,584,304
U.S. Government Agency Repurchase Agreements	—	2,300,000	—	2,300,000
Investment Companies	649,840	—	—	649,840
U.S. Treasury Debt	—	224,548	—	224,548
Total Investments	$649,840	$35,785,189	$—	$36,435,029
Institutional Prime Obligations Fund
Certificates of Deposit	$—	$359,504	$—	$359,504
Financial Company Commercial Paper	—	290,447	—	290,447
Other Repurchase Agreements	—	228,000	—	228,000
Non-Negotiable Time Deposits	—	227,000	—	227,000
Asset Backed Commercial Paper	—	151,887	—	151,887
Non-Financial Company Commercial Paper	—	49,999	—	49,999
Variable Rate Demand Notes	—	13,735	—	13,735
Other Instruments	—	12,507	—	12,507
U.S. Treasury Repurchase Agreements	—	6,693	—	6,693
Total Investments	$—	$1,339,772	$—	$1,339,772
Retail Prime Obligations Fund
Certificates of Deposit	$—	$915,616	$—	$915,616
Financial Company Commercial Paper	—	590,336	—	590,336
Other Repurchase Agreements	—	561,000	—	561,000
Non-Negotiable Time Deposits	—	419,661	—	419,661
Asset Backed Commercial Paper	—	258,268	—	258,268
Non-Financial Company Commercial Paper	—	99,964	—	99,964
Variable Rate Demand Note	—	14,300	—	14,300
U.S. Treasury Repurchase Agreements	—	3,438	—	3,438
Total Investments	$—	$2,862,583	$—	$2,862,583
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	—	323,825	—	323,825
Other Municipal Securities	—	17,599	—	17,599
Non-Financial Company Commercial Paper	—	17,000	—	17,000
Total Investments	$—	$358,424	$—	$358,424
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$8,255,565	$—	$8,255,565
U.S. Treasury Debt	—	4,511,735	—	4,511,735
Total Investments	$—	$12,767,300	$—	$12,767,300
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,272,024	$—	$1,272,024
Total Investments	$—	$1,272,024	$—	$1,272,024

Refer to each fund’s Schedule of Investments for further security classification.

66	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

During the fiscal year ended August 31, 2018, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2018, the funds did not hold any restricted securities. As of August 31, 2018, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $30,000 or 2.2% of total net assets and $90,000 or 3.1% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2018, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. On the Statements of Assets and Liabilities the following amounts were reclassified:

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain/Loss	Portfolio Capital
Government Obligations Fund	$4	$(4)	$—
Retail Prime Obligations Fund	1	(1)	—
Retail Tax Free Obligations Fund	5	(5)	—
Treasury Obligations Fund	2	(2)	—
U.S. Treasury Money Market Fund	8	(8)	—

The character of distributions made during the year from net investment income or net

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	67

Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

The distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 (adjusted by dividends payable as of August 31, 2018 and August 31, 2017, respectively) were as follows:

	August 31, 2018
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$338,626	$—	$—	$388,626
Institutional Prime Obligations Fund	12,065	—	—	12,065
Retail Prime Obligations Fund	32,323	—	—	32,323
Retail Tax Free Obligations Fund	—	3,114	—	3,114
Treasury Obligations Fund	120,627	—	—	120,627
U.S. Treasury Money Market Fund	13,328	—	—	13,328

	August 31, 2017
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total

Government Obligations Fund	$111,776	$—	$—	$111,776
Institutional Prime Obligations Fund	4,970	—	—	4,970
Retail Prime Obligations Fund	10,102	—	—	10,102
Retail Tax Free Obligations Fund	—	1,124	—	1,124
Treasury Obligations Fund	30,295	—	—	30,295
U.S. Treasury Money Market Fund	2,444	—	31	2,475
Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2018.

As of August 31, 2018, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$50,991	$—	$—	$—	$50,991
Institutional Prime Obligations Fund	2,107	—	—	148	2,255
Retail Prime Obligations Fund	4,098	—	—	—	4,098
Retail Tax Free Obligations Fund	—	377	(13)	—	364
Treasury Obligations Fund	17,999	—	—	—	17,999
U.S. Treasury Money Market Fund	1,761	—		—	1,761

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2018.

68	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2018, Retail Tax Free Obligation Fund had indefinite short-term capital loss carryforwards of $13.

During the fiscal year ended August 31, 2018, U.S. Treasury Money Market Fund utilized $1 of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2018.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government
Obligations Fund	$17,884,304	$—	$17,884,304	$—	$(17,884,304)	$—
Institutional Prime
Obligations Fund	234,693	—	234,693	—	(234,693)	—
Retail Prime
Obligations Fund	564,438	—	564,438	—	(564,438)	—
Treasury
Obligations Fund	8,255,565	—	8,255,565	—	(8,255,565)	—

1 Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	69

Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
Repurchase Agreements
U.S. Government Agency	$2,300,000	$—	$—	$—	$2,300,000
U.S. Treasury	6,959,304	8,625,000	—	—	15,584,304
Total Borrowings	$9,259,304	$8,625,000	$—	$—	$17,884,304
Institutional Prime Obligations Fund
Repurchase Agreements
Other	$198,000	$—	$30,000	$—	$228,000
U.S. Treasury	6,693	—	—	—	6,693
Total Borrowings	$204,693	$—	$30,000	$—	$234,693
Retail Prime Obligations Fund
Repurchase Agreements
Other	$471,000	$—	$65,000	$25,000	$561,000
U.S. Treasury	3,438	—	—	—	3,438
Total Borrowings	$474,438	$—	$65,000	$25,000	$564,438
Treasury Obligations Fund
Repurchase Agreements
U.S. Treasury	$4,955,565	$3,300,000	$—	$—	$8,255,565
Total Borrowings	$4,955,565	$3,300,000	$—	$—	$8,255,565

SECURITIES LENDING - In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2018, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the fiscal year ended August 31, 2018.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2018, no fees were paid to U.S. Bank for serving as the securities lending agent for the funds.

70	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2018.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2019, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	G	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	N/A	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.94%	0.18%[1]	N/A	N/A	0.30%	0.14%	0.45%	0.18%[1]
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

1 Effective March 13, 2018.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	71

Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

These contractual waivers and reimbursements will remain in effect through October 31, 2018 (December 31, 2018 for Government Obligations P shares and February 28, 2019 for Government Obligations U shares) and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $305 and $12 for Institutional Prime Obligations Fund and Retail Tax Free Obligations Fund, respectively, during the fiscal year ended August 31, 2018.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBGFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $19,016, $795, $1,555, $509, $6,125, and $880 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2018.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

72	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2018, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class D, and Class G shares, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of compensating broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were received by affiliates of USBAM for the fiscal year ended August 31, 2018:

Fund	Amount
Government Obligations Fund	$5,691
Retail Prime Obligations Fund	2,807
Retail Tax Free Obligations Fund	89
Treasury Obligations Fund	3,187
U.S. Treasury Money Market Fund	222

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class G, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class G, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2018:

Fund	Amount
Government Obligations Fund	$33,408
Institutional Prime Obligations Fund	1,158
Retail Prime Obligations Fund	6,156
Retail Tax Free Obligations Fund	959
Treasury Obligations Fund	11,513
U.S. Treasury Money Market Fund	2,215

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Notes to Financial Statements August 31, 2018, all dollars and shares are rounded to thousands (000 omitted)

OTHER EXPENSES - In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4>	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2018
Class T	321,407	8	(316,371)	5,044
Class V	346,762	—	(257,122)	89,640
Class X	496,543	1	(456,573)	39,971
Class Y	1,063,848	31	(887,943)	175,936
Class Z	2,352,017	281	(2,099,296)	253,002
Year Ended August 31, 2017
Class A1	100,676	13	(736,379)	(635,690)
Class D1	102,056	—	(412,880)	(310,824)
Class T	409,096	4	(768,093)	(358,993)
Class V	547,048	—	(673,151)	(126,103)
Class X	37	—	—	37
Class Y	1,547,870	14	(2,334,832)	(786,948)
Class Z	2,289,759	123	(4,992,375)	(2,702,493)
[1] Effective December 8, 2016, Class A and Class D shares were closed.

5>	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2018, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	85.1%
Daily Variable Rate Notes & Bonds	5.3
Other Municipal Notes & Bonds	4.9
Commercial Paper & Put Bonds	4.7
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2018, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	91.2%
General Obligations	8.8
100.0%

74	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

6>	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7>	Subsequent Event

On October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	75

Notice to Shareholders August 31, 2018 (unaudited)

SPECIAL MEETING RESULTS

A special meeting of shareholders of First American Funds, Inc. (the “Company”) was held on May 16, 2018. The matter voted upon at the meeting, as well as the number of votes cast for or withheld with respect to such matter, is set forth below.

The Company’s shareholders elected the following six directors:

Directors	Shares Voted “For”	Shares Withholding Authority to Vote
David K. Baumgardner	12,381,522,168	432,847,574
Mark E. Gaumond	12,380,315,166	434,054,576
Roger A. Gibson	12,359,015,863	455,353,879
Victoria J. Herget	12,597,968,132	216,401,610
Richard K. Riederer	12,358,595,558	455,774,184
James M. Wade	12,348,922,660	465,447,082

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2019 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2018, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	—	100.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0
[1] None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

76	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Institutional Prime Obligations Fund	—
Retail Prime Obligations Fund	—
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on May 14, 2018 and June 19, 2018, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	77

Notice to Shareholders August 31, 2018 (unaudited)

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

At the May 14, 2018 and June 19, 2018 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2019. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2018.

GOVERNMENT OBLIGATIONS FUND. The Board noted that, in the rising interest rate environment prevailing during the most recent one-year period, the range of returns among all funds within the performance universe over the one-year period was wider than it had been in prior years. The Board noted that the Fund outperformed its performance universe median for the one- and three-year periods and was equal to its performance universe median for the five-year period on a gross-of-expenses basis. The

78	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Board also considered that the Fund underperformed in relation to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s outperformance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund commenced operations on July 18, 2016. The Board considered that the Fund outperformed its peer universe median on both a gross-of-expenses basis and a net-of-expenses basis over the one-year period. In light of the brief period of time since the Fund’s commencement of operations and its competitive performance thus far, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that, in the rising interest rate environment prevailing during the most recent one-year period, the range of returns among all funds within the performance universe over the one-year period was wider than it had been in prior years. The Board noted that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis and gross-of-expenses basis. The Board considered USBAM’s belief that the underperformance of the Fund is attributable to a traditionally more conservative investment approach than much of the peer group and the anticipation of potentially large outflows during the implementation of money market fund reform in 2016 and the corresponding negative impact on fund metrics. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board noted that, in the rising interest rate environment prevailing during the most recent one-year period, the range of returns among all funds within the performance universe over the one-year period was wider than it had been in prior years. The Board considered that the Fund outperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses basis. The Board also considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s outperformance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that, in the rising interest rate environment prevailing during the most recent one-year period, the range of returns among all funds within the performance universe over the one-year period was wider than it had been in prior years. The Board considered that the Fund underperformed its performance universe median by two basis points over the one-, three- and five-year periods on a gross-of-expenses basis. The Board further considered that the Fund underperformed during these same time periods on a net-of-expenses basis. The Board considered that the Fund had demonstrated continued improvement relative to its peers over the five-year period, and that the Fund operated with a more conservative approved list (i.e., no holdings subject to the alternative minimum tax) than many of its peers. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	79

Notice to Shareholders August 31, 2018 (unaudited)

U.S. TREASURY MONEY MARKET FUND. The Board noted that, in the rising interest rate environment prevailing during the most recent one-year period, the range of returns among all funds within the performance universe over the one-year period was wider than it had been in prior years. The Board considered that the Fund underperformed its performance universe median by one basis point during the one-year period and by two basis points during the three- and five-year periods on a gross-of-expenses basis. The Board further considered the Fund’s underperformance on a net-of-expenses basis. The Board considered USBAM’s belief that the underperformance of the Fund can be attributed to investment management decisions during 2017 to maintain ample liquidity in anticipation of a large expected Fund outflow that did not materialize and the potential negative impact on Fund metrics. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

GOVERNMENT OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board noted that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board further noted that the Fund’s total expense ratio after waivers is eleven basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL PRIME OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board further considered that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee is lower than the peer group median and that its advisory fee after waivers is higher than the peer group median after waivers. The Board noted that the Fund’s total expense ratio after waivers is five basis points lower than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

80	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

TREASURY OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee is lower than the peer group median contractual advisory fee and that its advisory fee after waivers is higher than the peer group median advisory fee after waivers. The Board noted that the Fund’s total expense ratio after waivers is eight basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is four basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

U.S. TREASURY MONEY MARKET FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is the same as the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	81

Notice to Shareholders August 31, 2018 (unaudited)

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

82	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Directors and Officers of the Funds

Independent Directors
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex; 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc., a producer of iron ore pellets), The California Academy of Sciences and Rayonier, Inc.	First American Funds Complex; 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since July 2018	Trustee (2012 to present), Oppenheimer Funds (registered investment company); Trustee (2000 to present) and former Chair (2010-2017), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Director, Chikaming Open Lands (Michigan land conservancy); former Board Chair and Director, United Educators (insurance company)	First American Funds Complex: 1 registered investment company, including 6 portfolios	Trustee, Oppenheimer Funds (registered investment company)

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	83

Notice to Shareholders August 31, 2018 (unaudited)

Independent Directors (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2017; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Cleveland-Cliffs, Inc. (formerly Cliffs Natural Resources, Inc., a producer of iron ore pellets); non-profit board membersince 2005	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company; former Trustee, Diversified Real Asset Income Fund (investment company)	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

84	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

Officers
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; prior thereto, Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

FIRST AMERICAN FUNDS 2018 ANNUAL REPORT	85

Notice to Shareholders August 31, 2018 (unaudited)

Officers (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

86	FIRST AMERICAN FUNDS 2018 ANNUAL REPORT

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Board of Directors	First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

David Baumgardner

Director of First American Funds, Inc.
Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.
Director of Booz Allen Hamilton Holding Corporation
Director of Fishers Island Development Corporation
Director of Rayonier Advanced Materials, Inc.
Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

Victoria Herget

Director of First American Funds, Inc.
Trustee of Oppenheimer Funds
Trustee of Newberry Library

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 220 South Sixth Street, Suite 1400 Minneapolis, Minnesota 55402
DISTRIBUTOR
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0115-18     10/2018     AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $285,000 in the fiscal year ended August 31, 2018 and $274,050 in the fiscal year ended August 31, 2017, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,700 in the fiscal year ended August 31, 2018 and $1,600 in the fiscal year ended August 31, 2017, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $24,500 in the fiscal year ended August 31, 2018 and $23,550 in the fiscal year ended August 31, 2017, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2018 and August 31, 2017.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

●	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

●	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

●	Meet quarterly with the partner of the independent audit firm

●	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

●	Annual Fund financial statement audits

●	Seed audits (related to new product filings, as required)

●	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Accounting consultations

●	Fund merger support services

●	Other accounting related matters

●	Agreed Upon Procedure Reports

●	Attestation Reports

●	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Tax compliance services related to the filing or amendment of the following:

●	Federal, state and local income tax compliance, and

●	Sales and use tax compliance

●	Timely RIC qualification reviews

●	Tax distribution analysis and planning

●	Tax authority examination services

●	Tax appeals support services

●	Accounting methods studies

●	Fund merger support services

●	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

●	Management functions

●	Accounting and bookkeeping services

●	Internal audit services

●	Financial information systems design and implementation

●	Valuation services supporting the financial statements

●	Actuarial services supporting the financial statements

●	Executive recruitment

●	Expert services (e.g., litigation support)

●	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $772,750 in the fiscal year ended August 31, 2018 and $917,000 in the fiscal year ended August 31, 2017.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 23, 2018

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: October 23, 2018